As filed with the Securities and Exchange Commission on July 7, 2023

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Zachary Tackett, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end March 31, 2023

Date of reporting period: April 1, 2022 – March 31, 2023

Explanatory Note: The registrant is filing this amendment to its filing on Form N-CSR for the year ended March 31, 2023, which was originally filed with the Securities and Exchange Commission on June 5, 2023 (Accession Number
0001435109-23-000102
), solely to include the exhibit 13(a)(4) – Change in Independent Registered Public Accounting Firm.

ITEM 1. REPORT TO STOCKHOLDERS.

Annual Report
March 31, 2023

The views in this report were those of Absolute Investment Advisers LLC (“AIA” and “Absolute”), the investment adviser to the Absolute Strategies Fund, Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund
and Absolute Flexible Fund (each a “Fund” and collectively the “Funds”) as of March 31, 2023, and may not reflect their views on the date this report is first published or any time thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice. None of the information presented should be construed as an offer to sell or recommendation of any security mentioned herein.
The Funds utilize a multi-manager strategy. For a complete description of each Fund’s principal investment risks please refer to its respective prospectus.
Although each Fund’s strategy is different, each Fund is subject to the following risks: Small- and medium-sized company risk; foreign or emerging markets securities risk which involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets; interest rate risk; and high yield, lower-rated (junk) bonds risk.
Other principal risks include investing in initial public offerings; selling securities short with the risk of magnified capital losses; investing in derivatives which can be volatile and involve various types and degrees of risks; and
investing in options and futures which are subject to special risks and may not fully protect a Fund against declines in the value of its stocks. In addition, an option writing strategy limits the upside profit potential normally associated with stocks. Futures trading is very speculative, largely due to the traditional volatility of futures prices.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, call the Fund at 888-99-ABSOLUTE.
The S&P 500® Index (“S&P 500”) is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The Bloomberg U.S. Aggregate Bond Index is a broad based measurement of the U.S. dollar-denominated, investment-grade, fixed-rate, SEC registered taxable bond market.
The HFRX Global Hedge Fund Index is a broad-based measurement of the performance of the hedge fund universe;
it is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset-weighted based on the distribution of assets in the hedge fund industry. The MSCI World Index measures the performance of a diverse range of 23 developed countries’ stock markets including the United States and Canada, and countries in Europe, the Middle East, Asia and the Pacific. The HFRX Equity Hedge Index measures the performance of strategies that maintain positions both long and short in primarily equity and equity derivative securities. The HFRX Fixed Income Convertible Arbitrage Index measures the performance of hedge fund strategies that are predicated on realization of a spread between related instruments in which one or multiple components of the spread is a convertible fixed income instrument. The iBoxx High Yield Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. The total return of the indices include the reinvestment of dividends and income. The total return of each Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Funds are professionally managed, while the indices are unmanaged and are not available for investment.
The HFR Indices are equally weighted performance indexes, utilized by numerous hedge fund managers as a benchmark for their own hedge funds. One cannot invest directly in an index.
Alpha takes the volatility (price risk) of a fund and compares its risk-adjusted performance to a benchmark index. The excess return of the fund relative to the return of the benchmark index is a fund’s alpha. A basis point is a standard measure for interest rates and other percentages in finance and represents 0.01%.
Delta Hedged is a trading strategy that reduces the directional risk associated with the price movements of an underlying asset.
Absolute Strategies Fund, Absolute Funds, and Absolute Investment Advisers are registered service marks. Other marks referred to herein are the trademarks, service marks or registered trademarks of their respective owners.
Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security. Please see the Schedule of Investments in this report for a complete list of fund holdings.

ABSOLUTE FUNDS
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2023
1
Absolute Funds
Dear Shareholder,
We are pleased to present the Annual Report for the Absolute Strategies Fund, Absolute Convertible Arbitrage Fund,
Absolute Capital Opportunities Fund and the Absolute Flexible Fund (individually a “Fund” and collectively the “Funds”
or “Absolute Funds”) for the year ended March 31, 2023 (the “Period”).
The Adviser has maintained a consistent philosophy and discipline since inception in 2005. The Adviser focuses on strategies to create various forms of alpha in both equity and credit markets. Focusing on alpha, whether it be long only, neutral or short biased, can assist investors and asset allocators achieve diversification. While not all market cycles provide a beneficial backdrop for achieving “defensive” performance, we believe that our patient, disciplined approach thrives during difficult environments.
Each of the Funds have been positioned defensively and, as such, we expect the Funds to perform well during periods of market volatility.
Absolute Convertible Arbitrage Fund
The Absolute Convertible Arbitrage Fund returned 1.30% during the period. By comparison, the HFRX Fixed Income
Convertible Arbitrage Index returned -5.89%. Secondary benchmarks, the Bloomberg U.S. Aggregate Bond Index
(-4.78%) and the iBoxx High Yield Index (-3.25%), were down in the period as well.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, call the Fund at 888-99-ABSOLUTE.
The Fund’s performance benefitted from security selection as well as a small interest rate hedge, which mitigated the impact of rising interest rates over the last year. Among convertible arbitrage trades, Helix Energy Solutions and
Coupa Software were positive contributors. SmileDirectClub, Inotiv, and Fisker were among declining trades.
The positive carry in the portfolio continues to improve as new convertible deals get priced with much higher coupons than in recent years. And, equally as important, the rebates we receive on our stock short positions continue to improve in lockstep with rising Federal Funds Rates. Convertible valuations are currently below fair value and convertible spreads are significantly wider than high yield. With the markets in a place where it seems there is an equal chance of things going any which way, we believe the Fund’s investors will find comfort in what we believe are attractively priced, hybrid, idiosyncratic, hedged strategy with positive static carry that has a history of withstanding whipsaws from macro events. Further, we believe that our specialization in this market, and our years of accumulated research in the companies we follow, enable us to take advantage of dislocations in credit that may increase if the Fed pushes the U.S. economy into recession.
Absolute Capital Opportunities Fund
The Absolute Capital Opportunities Fund returned -5.45% during the period. By comparison, the HFRX Equity Hedge
Index returned -2.12%. Also notable is that the S&P 500® Index was down 7.73% over the Period.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, call the Fund at 888-99-ABSOLUTE.
Index options on the S&P 500, used for hedging purposes, were responsible for the largest gains and losses for the
Fund over the period. Among single name positions, Berkshire Hathaway, Quanta Services, and Las Vegas Sands were larger gainers. Amazon, Meta Platforms, and Walt Disney were detractors.

ABSOLUTE FUNDS
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2023
2
Absolute Funds
In terms of stock selection, the Fund suffered from the long portfolio’s under-performance versus the broader equity market. However, we continue to have confidence in the Fund’s portfolio of competitively-advantaged businesses with strong long-term prospects. We believe stock price volatility does not match the change in intrinsic value for most of our businesses. If we owned them privately, we would continue to feel quite good about their ability to compound capital over the coming years and would be pleased that many portfolio companies are improving their competitive positions within their industries during this difficult economic backdrop. In other words, while we do not like the short-
term underperformance, we believe it is a function of market volatility, not a permanent impairment of capital.
Also, in our opinion it was an unusual year for our portfolio hedges where the cost was higher than usual. As we adjusted the Fund’s exposures as the broader equity market sold off throughout 2022, we made the judgement that we had not yet reached a valuation level supportive of substantially reducing the downside protection. In this regard, we chose to reduce the Fund’s participation in a broad-based equity market rally and make the Fund more dependent on relative upside performance.
For approximately the last seven years, we believe financial markets faced highly unusual risks given a near-zero interest rate environment. While the path of future returns is always uncertain, we believe that we remain well positioned for the ups and downs that lie ahead.
Absolute Strategies Fund
The Strategies Fund returned -0.99% during the period. By comparison, the HFRX Global Hedge Fund Index returned
-3.10%. The Fund performed quite well during the difficult 2022 calendar year, returning 8.48%, compared to -18.11%
for the S&P 500 Index and -4.41% for the HFRX Global Hedge Fund Index.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, call the Fund at 888-99-ABSOLUTE.
During the period, the Fund was positioned with an overall net short position which helped performance. Largest gainers were index futures shorts, while certain option hedges detracted from performance. Allocations to the
Absolute Convertible Opportunities Fund provided positive performance, while the allocations to Absolute Capital
Opportunities and Absolute Select Value Funds declined during the period.
This defensive positioning was due to a dramatic overvaluation of equity markets following years of government stimulus and money printing. We believe markets continue to be highly overvalued and are in the midst of a lengthy bear market cycle that could last many years.
The Adviser believes that by many measures markets continue to be priced well beyond the debt and valuation levels of 1929 and 1999. On those fronts, we may have reached the end of a larger financial cycle that has accumulated over the last 20+ years of money printing, and has central banks completely cornered. From a technical standpoint, the end of a market cycle that dates back many decades could be reversing.
We intend to maintain an aggressive short position during this cycle while seeking to generate positive returns during volatile periods, and improved returns compared to recent years.
Absolute Flexible Fund
The Absolute Flexible Fund was launched on June 30, 2022. From that date until March 31, 2023 the Fund returned
5.37%. By comparison, the Bloomberg U.S. Aggregate Bond Index returned -0.09% and the S&P 500 Index returned
9.98%.
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an

ABSOLUTE FUNDS
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2023
3
Absolute Funds
investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, call the Fund at 888-99-ABSOLUTE.
The bulk of the performance was driven by price appreciation of convertible securities held, both on an outright basis and relative to the underlying equity hedge. Several securities in the portfolio were of companies that were taken over for cash which also contributed to positive performance. Helix Energy Solutions, Veritone, and Coupa Software were among larger positive contributors. Fisker, Lumentum, and Five9 were among negative contributors.
The Fund utilizes a flexible approach to investing in convertible bonds where the exposures can range from long only to partially hedged to fully delta hedged. Delta hedging attempts to remove the equity sensitivity from the convertible bonds. The Fund benefitted by having a long bias during the period as convertible prices appreciated.
Sincerely,
Absolute Investment Advisers LLC

ABSOLUTE STRATEGIES FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2023
4
Absolute Funds
The following chart reflects the change in the value of a hypothetical $25,000 investment in Institutional Shares, including reinvested dividends and distributions, in Absolute Strategies Fund (the”Fund”) compared with the performance of the benchmarks, S&P 500 Index (“S&P 500”), Bloomberg
U.S. Aggregate Bond Index ("U.S. Aggregate Index”), the HFRX Global Hedge Fund Index (“HFRX”) and the MSCI World Index (“MSCI World”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The U.S. Aggregate Index is a broad based measurement of the U.S. dollar-denominated, investment-grade, fixed-rate, SEC registered taxable bond market. The HFRX is a broad-based measurement of the performance of the hedge fund universe; it is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. The strategies are asset-weighted based on the distribution of assets in the hedge fund industry. The MSCI World measures the performance of a diverse range of 23 developed countries’ stock markets including the
United States and Canada, and countries in Europe, the Middle East, Asia and the Pacific. The total return of the indices include the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $25,000 Investment
Absolute Strategies Fund vs. S&P 500® Index, Bloomberg U.S. Aggregate Bond Index, HFRX Global Hedge Fund Index and MSCI World Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be lower or higher than
the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (888) 992-2765. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 2.91% and the total annual fund operating expense ratio after fee waivers and/or reimbursement (net) is 2.28%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee
Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest on short sales, acquired fund fees and expenses other than those attributable to the investment advisory fees incurred by the Fund as a result of the Fund’s investments in other pooled vehicles sponsored by the Adviser, broker charges, proxy expenses and extraordinary expenses) to 1.99% for Institutional Shares, through
August 1, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived (other than advisory fees waived by the Adviser related to the Fund’s investments in other pooled vehicles sponsored by Absolute) and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee
Average Annual Total Returns
Periods Ended March 31, 2023 One Year Five Year Ten Year
Absolute Strategies Fund Institutional Shares -0.99% -3.00% -2.28%
S&P 500® Index -7.73% 11.19% 12.24%
Bloomberg U.S. Aggregate Bond Index -4.78% 0.91% 1.36%
HFRX Global Hedge Fund Index -3.10% 1.61% 1.45%
MSCI World Index -7.02% 8.01% 8.85%

ABSOLUTE STRATEGIES FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2023
5
Absolute Funds
waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
(after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. The Adviser has contractually agreed to waive its investment advisory fees related to any Fund assets invested in pooled vehicles sponsored by it. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

ABSOLUTE CAPITAL OPPORTUNITIES FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2023
6
Absolute Funds
The following chart reflects the change in the value of a hypothetical $25,000 investment, including reinvested dividends and distributions, in the Absolute Capital Opportunities Fund (the”Fund”) compared with the performance of the benchmarks, the HFRX Equity Hedge Index (“HFRX
Equity”), the HFRX Equity Market Neutral Index ("HFRX Equity Market Neutral") and the S&P 500 Index (“S&P 500”), since inception. HFRX Equity measures the performance of strategies that maintain positions both long and short in primarily equity and equity derivative securities. The S&P
500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks.
The HFRX Equity Market Neutral measures the performance of an index of strategies that employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities and select securities for purchase and sale.
These can include both Factor-based and Statistical Arbitrage/Trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of common relationships between securities. The total return of the indices includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $25,000 Investment
Absolute Capital Opportunities Fund vs. HFRX Equity Hedge Index, HFRX Equity Market Neutral Index and S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be lower or higher than the
performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (888) 992-2765. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.79% and the total annual fund operating expense ratio after fee waivers and/or reimbursement (net) is 1.63%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest on short sales, acquired fund fees and expenses other than those attributable to the investment advisory fees incurred by the Fund as a result of the Fund’s investments in other pooled vehicles sponsored by the Adviser, broker charges, proxy expenses and extraordinary expenses) to 1.49%, through August 1, 2023 (the “Expense Cap”).
The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived (other than advisory fees waived by the Adviser related to the Fund’s investments in other pooled vehicles sponsored by Absolute) and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were
Average Annual Total Returns
Periods Ended March 31, 2023 One Year Five Year
Since Inception
12/30/15
Absolute Capital Opportunities Fund -5.45% -0.78% 2.59%
HFRX Equity Hedge Index -2.12% 2.56% 3.26%
HFRX Equity Market Neutral Index -0.31% -1.80% -1.64%
S&P 500® Index -7.73% 11.19% 12.03%

ABSOLUTE CAPITAL OPPORTUNITIES FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2023
7
Absolute Funds
waived/reimbursed. The Adviser has contractually agreed to waive its investment advisory fees related to any Fund assets invested in pooled vehicles sponsored by it. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense
Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2023
8
Absolute Funds
The following chart reflects the change in the value of a hypothetical $25,000 investment, including reinvested dividends and distributions, in
Institutional Shares of Absolute Convertible Arbitrage Fund (the”Fund”) compared with the performance of the benchmarks, HFRX Fixed Income
Convertible Arbitrage Index ("HFRX Fixed Income"), Bloomberg U.S. Aggregate Bond Index ("U.S. Aggregate Index"), iBoxx High Yield Index ("iBoxx
Index") and the S&P 500 Index ("S&P 500"), over the past ten fiscal years. The HFRX Fixed Income measures the performance of hedge fund strategies that are predicated on realization of a spread between related instruments in which one or multiple components of the spread is a convertible fixed income instrument. The iBoxx Index consists of liquid USD high yield bonds, selected to provide a balanced representation of the broad USD high yield corporate bond universe. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The U.S. Aggregate Index is a broad based measurement of the U.S. dollar-denominated, investment-grade, fixed-rate, SEC registered taxable bond market. The total return of the indices include the reinvestment of dividends and income.
The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The
Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $25,000 Investment
Absolute Convertible Arbitrage Fund - Institutional Shares vs. HFRX Fixed Income Convertible Arbitrage Index, Bloomberg U.S. Aggregate
Bond Index, iBoxx High Yield Index and S&P 500 Index
*Absolute Convertible Arbitrage Fund – Investor Shares commenced operations on April 1, 2021.
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be lower or higher than the
performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (888) 992-2765. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 1.75% and 2.16% for Institutional Shares and Investor Shares, respectively, and the total annual fund operating expense ratio after fee waivers and/or reimbursement (net) is 1.51% and 1.77% for Institutional Shares and Investor Shares, respectively. However, the Fund’s Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest on short sales, acquired fund fees and expenses other than those attributable to the investment advisory fees incurred by the Fund as a result of the Fund’s investments in other pooled vehicles sponsored by the Adviser, broker charges, proxy expenses and extraordinary expenses) to 1.20% and 1.45% of the Institutional Shares and Investor
Shares, respectively, through August 1, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of
Average Annual Total Returns
Periods Ended March 31, 2023 One Year Five Year Ten Year
Absolute Convertible Arbitrage Fund - Institutional Shares 1.30% 4.04% 4.19%
Absolute Convertible Arbitrage Fund - Investor Shares* 1.01% N/A N/A
HFRX Fixed Income Convertible Arbitrage Index -5.89% 2.43% 2.12%
Bloomberg U.S. Aggregate Bond Index -4.78% 0.91% 1.36%
iBoxx High Yield Index -3.25% 2.92% 3.49%
S&P 500® Index -7.73% 11.19% 12.24%

ABSOLUTE CONVERTIBLE ARBITRAGE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2023
9
Absolute Funds
Trustees. The Adviser may be reimbursed by the Fund for fees waived (other than advisory fees waived by the Adviser related to the Fund’s investments in other pooled vehicles sponsored by Absolute) and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/
or Expense Reimbursement (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. The Adviser has contractually agreed to waive its investment advisory fees related to any Fund assets invested in pooled vehicles sponsored by it. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense
Reimbursement will increase if exclusions from the Expense Cap apply. During the year, certain fees were waived and/or expenses reimbursed;
otherwise, returns would have been lower. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on
Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
On August 14, 2017, a hedge fund managed by Mohican Financial Management LLC reorganized into the Fund. The Fund’s performance for periods prior to the commencement of operations is that of the hedge fund and is based on calculations that are different from the standardized method of calculations adopted by the SEC. The performance of the hedge fund was calculated net of the hedge fund’s fees and expenses. The performance of the hedge fund is not the performance of the Fund, has not been restated to reflect the fees, estimated expenses and fee waivers and/or expense limitations of the Fund, and is not necessarily indicative of the Fund’s future performance. If the performance of the hedge fund had been restated to reflect the applicable fees and expenses of the Fund, the performance may have been lower. The hedge fund was not registered under the Investment
Company Act of 1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.

ABSOLUTE FLEXIBLE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2023
10
Absolute Funds
The following chart reflects the change in the value of a hypothetical $25,000 investment, including reinvested dividends and distributions, in the
Absolute Flexible Fund (the”Fund”) compared with the performance of the benchmarks, the Bloomberg U.S. Aggregate Bond Index (“U.S. Aggregate
Index”) and the S&P 500 Index (“S&P 500”), since inception. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The U.S. Aggregate Index is a broad based measurement of the U.S.
dollar-denominated, investment-grade, fixed-rate, SEC registered taxable bond market. The total return of the indices includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the indices do not include expenses. The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
Comparison of Change in Value of a $25,000 Investment
Absolute Flexible Fund vs. Bloomberg U.S, Aggregate Bond Index and S&P 500 Index
*Absolute Flexible Fund – Institutional Shares commenced operations on June 30, 2022.
Performance data quoted represents past performance and is no guarantee of future results.
Current performance may be lower or higher than the
performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (888) 992-2765. As stated in the Fund’s prospectus, the annual operating expense ratio (gross) is 2.36% and the total annual fund operating expense ratio after fee waivers and/or reimbursement (net) is 1.74%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, dividend and interest on short sales, acquired fund fees and expenses other than those attributable to the investment advisory fees incurred by the Fund as a result of the Fund’s investments in other pooled vehicles sponsored by the Adviser, broker charges, proxy expenses and extraordinary expenses) to 1.49%, through August 1, 2023 (the “Expense Cap”).
The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived (other than advisory fees waived by the Adviser related to the Fund’s investments in other pooled vehicles sponsored by Absolute) and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement, and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (after the recoupment has been taken into account) to exceed the lesser of (i) the then-current expense cap, or (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. The Adviser has contractually agreed to waive its investment advisory fees related to any Fund assets invested in pooled vehicles sponsored by it. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense
Cap apply. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. The performance table
Average Annual Total Returns
Periods Ended March 31, 2023
Since Inception
06/30/22
Absolute Flexible Fund – Institutional Shares* 5.37%
Bloomberg U.S. Aggregate Bond Index -0.09%
S&P 500® Index 9.98%

ABSOLUTE FLEXIBLE FUND
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2023
11
Absolute Funds
and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.

ABSOLUTE STRATEGIES FUND
PORTFOLIO HOLDINGS SUMMARY (Unaudited)
March 31, 2023
12
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for futures contracts and call and put options written, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for securities sold short, futures contracts and call and put options written represent 11 .2%  of net assets. See Note 2 of the accompanying Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Long Positions
Asset Backed Obligations
0.4%
Investment Companies
39.7%
Exchange Traded Funds
3.8%
Publically Traded Partnership
1.0%
Money Market Fund
43.4%
Purchased Options
1.3%
Short Positions
Common Stock
(1.3)%
Written Options
(0.1)%
Other Assets & Liabilities, Net * 11.8%
100.0%

ABSOLUTE STRATEGIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2023
13
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Long Positions - 89.6%
Asset Backed Obligations - 0.4%
$ 25,899 Adjustable Rate Mortgage Trust, Series 2005-12 2A1
(a)
3.82% 03/25/36 $ 18,862
10,692 Adjustable Rate Mortgage Trust, Series 2006-1 3A3
(a)
3.77  03/25/36 8,597
6,598 Banc of America Funding Corp., Series 2006-E 2A1
(a)
3.56  06/20/36 5,863
14,822 Banc of America Funding Corp., Series 2007-E 4A1
(a)
3.74  07/20/47 13,591
26,746 CitiMortgage Alternative Loan Trust, Series 2006-A7 1A12 6.00  12/25/36 22,980
10,261 CitiMortgage Alternative Loan Trust, Series 2007-A4 1A6 5.75  04/25/37 9,315
8,910 Countrywide Alternative Loan Trust, Series 2005-50CB 1A1 5.50  11/25/35 7,374
12,330 Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2007-HY5 1A1
(a)
4.02  09/25/47 8,903
27,991 IndyMac Index Mortgage Loan Trust, Series 2006-AR25 3A1
(a)
3.58  09/25/36 18,553
6,582 JPMorgan Mortgage Trust, Series 2007-A2 4A1M
(a)
3.79  04/25/37 5,284
13,584 Structured Adjustable Rate Mortgage Loan Trust,
Series 2007-3 3A1
(a)
3.75  04/25/47 6,494
Total Asset Backed Obligations (Cost $104,289) 125,816
Shares Security Description Value
Investment Companies - 39.7%
689,143 Absolute Capital Opportunities Fund
(b)(c)
6,574,422
110,377 Absolute Convertible Arbitrage Fund
(b)(c)
1,203,114
510,497 Absolute Flexible Fund
(b)
5,268,325
Total Investment Companies (Cost $13,126,321) 13,045,861
Exchange Traded Funds - 3.8%
39,364 Absolute Select Value ETF
(b)(d)
1,099,830
2,000 ETFMG Prime Junior Silver Miners ETF
(d)
22,240
4,000 VanEck Gold Miners ETF/USA
(d)
129,400
Total Exchange Traded Funds (Cost $1,259,285) 1,251,470
Publically Traded Partnership - 1.0%
5,000 U.S. Oil Fund LP ETF
(c)
(Cost $311,942) 332,200
Money Market Fund - 43.4%
14,250,074 First American Treasury Obligations Fund, Class X, 4.72%
(d)(e)
(Cost $14,250,074) 14,250,074
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 1.3%
Call Options Purchased - 0.7%
500 Invesco QQQ Trust ETF $ 325.00 04/23 $ 16,250,000 104,500
300 SPDR S&P 500 ETF Trust 415.00 04/23 12,450,000 121,800
Total Call Options Purchased (Premiums Paid $120,339) 226,300
Put Options Purchased - 0.6%
500 Apple, Inc. 135.00 05/23 8,245,000 31,500
300 Meta Platforms, Inc. 150.00 06/23 6,358,200 47,400
200 NVIDIA Corp. 195.00 05/23 5,555,400 18,600
2,000 Pfizer, Inc. 27.50 06/23 8,160,000 12,000
500 Pfizer, Inc. 35.00 01/24 2,040,000 69,000
100 Tesla, Inc. 90.00 06/23 2,074,600 4,150
Total Put Options Purchased (Premiums Paid $602,882) 182,650
Total Purchased Options (Premiums Paid $723,221) 408,950
Total Long Positions - 89.6% (Cost $29,775,132) 29,414,371
Total Short Positions - (1.3)% (Proceeds $(274,221)) (414,920)
Total Written Options - (0.1)% (Premiums Received $(26,391)) (32,100)
Other Assets & Liabilities, Net - 11.8% 3,865,806
Net Assets - 100.0% $ 32,833,157

ABSOLUTE STRATEGIES FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2023
14
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Short Positions - (1.3)%
Common Stock - (1.3)%
Consumer Discretionary - (1.3)%
(2,000) Tesla, Inc.
(Proceeds $(274,221)) $ (414,920)
Total Short Positions - (1.3)% (Proceeds $(274,221)) $ (414,920)

ABSOLUTE STRATEGIES FUND
SCHEDULE OF CALL OPTIONS WRITTEN
March 31, 2023
15
Absolute Funds
See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (0.1)%
Call Options Written - (0.1)%
(300) SPDR S&P 500 ETF Trust
(Premiums Received $(26,391)) $ 425.00 04/23 $ 12,750,000 $ (32,100)
Total Written Options - (0.1)% (Premiums Received $(26,391)) $ (32,100)

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL OPTIONS WRITTEN
March 31, 2023
16
Absolute Funds
See Notes to Financial Statements.
At March 31, 2023 , the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Strategies Fund’s Schedule of Investments.
Transactions during the period with affiliates were as follows:
At March 31, 2023, the value of investments in affiliated companies was $14,145,691 representing 43.1% of net assets, and the total cost was
$14,260,834. Net unrealized depreciation was $(115,143), the net change in unrealized depreciation was $(623,061), net realized gain was
$195,801, total capital gain distributions were $20,729 and investment income was $132,964.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of March 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ETF Exchange Traded Fund
LP Limited Partnership
(a) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2023.
(b) Affiliated Company.
(c) Non-income producing security.
(d) All or a portion of this security is held as collateral for written options.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Depreciation
(85) S&P 500 E-mini Future 06/16/23 $ (17,087,750) $ (17,585,438) $ (497,688)
Exchange Traded Fund
Absolute
Select Value
ETF
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
3/31/2023
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 9,763 34,601 (5,000) – 39,364
Cost $ 285,026 $ 999,847 $ (150,360) $ – $ 1,134,513 $ (10,193) $ – $ 8,417
Value 292,109 – – (41,766) 1,099,830
Investment Companies
Absolute
Capital
Opportunities
Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
3/31/2023
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 689,232 – (89) – 689,143
Cost $ 6,892,324 $ – $ (896) $ – $ 6,891,428 $ (896) $ – $ –
Value 6,954,355 – – (379,037) 6,574,422
Absolute
Convertible
Arbitrage Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Depreciation
Balance
3/31/2023
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal 568,483 3,574 (461,680) – 110,377
Cost $ 5,882,727 $ 38,640 $ (4,793,109) $ – $ 1,128,258 $ 206,890 $ 20,729 $ 17,911
Value 6,321,531 – – (363,948) 1,203,114
Absolute
Flexible Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Appreciation
Balance
3/31/2023
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal – 510,497 – 510,497
Cost $ – $ 5,106,635 $ – $ 5,106,635 $ – $ – $ 106,636
Value $ – – – $ 161,690 5,268,325

ABSOLUTE STRATEGIES FUND
NOTES TO SCHEDULES OF INVESTMENTS, SECURITIES SOLD SHORT AND CALL OPTIONS WRITTEN
March 31, 2023
17
Absolute Funds
See Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) and written options which are valued at their market value at year end.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Asset Backed Obligations $ – $ 125,816 $ – $ 125,816
Investment Companies 13,045,861 – – 13,045,861
Exchange Traded Funds 1,251,470 – – 1,251,470
Publically Traded Partnership 332,200 – – 332,200
Money Market Fund – 14,250,074 – 14,250,074
Purchased Options 408,950 – – 408,950
Investments at Value $ 15,038,481 $ 14,375,890 $ – $ 29,414,371
Total Assets $ 15,038,481 $ 14,375,890 $ – $ 29,414,371
Liabilities
Securities Sold Short
Common Stock $ (414,920) $ – $ – $ (414,920)
Written Options (32,100) – – (32,100)
$ (447,020) $ – $ – $ (447,020)
Other Financial Instruments*
Futures (497,688) – – (497,688)
Total Liabilities $ (944,708) $ – $ – $ (944,708)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
PORTFOLIO HOLDINGS SUMMARY (Unaudited)
March 31, 2023
18
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for call and put options written, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for call and put options written represent 3.1% of net assets. See Note 2 of the accompanying Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Common Stock
84.0%
Money Market Funds
19.7%
Purchased Options
1.6%
Written Options
(6.3)%
Other Assets & Liabilities, Net * 1.0%
100.0%

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2023
19
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Common Stock - 84.0%
Communication Services - 13.1%
20,110 Alphabet, Inc., Class A
(a)(b)
$ 2,086,010
9,995 Alphabet, Inc., Class C
(a)(b)(c)
1,039,480
6,006 Charter Communications, Inc., Class A
(a)(c)
2,147,806
7,800 Comcast Corp., Class A 295,698
8,901 Liberty Media Corp.-Liberty SiriusXM
(a)
250,029
18,506 Meta Platforms, Inc., Class A
(a)(b)(c)
3,922,162
8,091 Motorola Solutions, Inc. 2,315,078
37,825 Warner Bros Discovery, Inc.
(a)
571,157
12,627,420
Consumer Discretionary - 21.8%
2,800 Alibaba Group Holding, Ltd., ADR
(a)
286,104
22,845 Amazon.com, Inc.
(a)(b)
2,359,660
27,861 CarMax, Inc.
(a)(b)
1,790,905
2,800 Carvana Co.
(a)
27,412
12,690 Dollar Tree, Inc.
(a)
1,821,650
6,255 Expedia Group, Inc.
(a)
606,923
10,610 Fisker, Inc.
(a)
65,145
99,961 General Motors Co.
(b)
3,666,569
47,930 Gildan Activewear, Inc. 1,590,797
14,749 Hasbro, Inc. 791,874
24,550 Las Vegas Sands Corp.
(a)
1,410,398
7,441 Lowe's Cos., Inc. 1,487,977
19,600 MGM Resorts International
(c)
870,632
23,182 PACCAR, Inc. 1,696,922
16,100 Paramount Global, Class B 359,191
3,901 Spark Networks SE, ADR
(a)
2,616
21,883 The Walt Disney Co.
(a)(b)(c)
2,191,145
1,000 Wayfair, Inc., Class A
(a)
34,340
21,060,260
Consumer Staples - 2.7%
26,770 Philip Morris International, Inc. 2,603,382
Energy - 3.5%
13,765 EOG Resources, Inc. 1,577,882
15,280 Occidental Petroleum Corp.  953,930
4,165 Pioneer Natural Resources Co. 850,660
3,382,472
Financials - 17.9%
4,675 AerCap Holdings NV
(a)
262,875
7,255 Ally Financial, Inc.
(c)
184,930
10,245 American Express Co.
(b)
1,689,913
2,995 Aon PLC, Class A 944,294
24,600 Bank of America Corp.
(c)
703,560
8,944 Berkshire Hathaway, Inc., Class B
(a)(b)
2,761,639
13,066 Blackstone, Inc., Class A
(b)(c)
1,147,717
13,405 Citigroup, Inc. 628,561
15,600 Intercontinental Exchange, Inc. 1,626,924
17,836 JPMorgan Chase & Co. 2,324,209
3,800 PayPal Holdings, Inc.
(a)
288,572
5,205 Rocket Cos., Inc., Class A
(a)
47,157
40,286 The Charles Schwab Corp. 2,110,181
10,816 Visa, Inc., Class A 2,438,575
4,400 Zillow Group, Inc., Class C
(a)(c)
195,668
17,354,775
Health Care - 3.5%
10,594 Becton Dickinson & Co. 2,622,439
4,740 Johnson & Johnson 734,700
2,892 Semler Scientific, Inc.
(a)
77,505
3,434,644
Industrials - 4.7%
46,690 Hayward Holdings, Inc.
(a)
547,207
17,742 Jacobs Solutions, Inc. 2,084,862
6,868 Keysight Technologies, Inc.
(a)
1,109,045

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2023
20
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Industrials - 4.7% (continued)
4,275 United Parcel Service, Inc., Class B $ 829,307
4,570,421
Information Technology - 15.4%
6,885 Activision Blizzard, Inc.
(c)
589,287
1,900 Adobe, Inc.
(a)(c)
732,203
12,135 Analog Devices, Inc. 2,393,265
23,808 Apple, Inc.
(b)
3,925,939
6,218 Arista Networks, Inc.
(a)
1,043,753
6,191 Autodesk, Inc.
(a)
1,288,719
16,310 GoDaddy, Inc., Class A
(a)
1,267,613
7,400 Intel Corp.
(c)
241,758
9,132 Salesforce, Inc.
(a)
1,824,391
9,835 Splunk, Inc.
(a)
942,980
4,590 Spotify Technology SA
(a)
613,316
14,863,224
Materials - 1.4%
10,105 PPG Industries, Inc. 1,349,826
Total Common Stock (Cost $70,521,564) 81,246,424
Shares Security Description Value
Money Market Funds - 19.7%
3,791 Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 3.64%
(d)
3,791
19,059,452 First American Treasury Obligations Fund, Class X, 4.72%
(d)
19,059,452
Total Money Market Funds (Cost $19,063,243) 19,063,243
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 1.6%
Call Options Purchased - 0.6%
19 Alibaba Group Holding, Ltd. $ 180.00 01/24 $ 342,000 4,560
49 Alphabet, Inc. 100.00 06/23 490,000 45,325
393 Bank of America Corp. 33.00 06/23 1,296,900 11,790
748 General Motors Co. 50.00 04/23 3,740,000 748
22 Live Nation Entertainment, Inc. 60.00 01/24 132,000 35,860
63 Occidental Petroleum Corp. 60.00 06/23 378,000 36,855
1,556 SPDR S&P 500 ETF Trust 420.00 04/23 65,352,000 343,876
345 The Coca-Cola Co. 62.50 05/23 2,156,250 46,230
Total Call Options Purchased (Premiums Paid $728,704) 525,244
Put Options Purchased - 1.0%
2,137 SPDR S&P 500 ETF Trust 393.00 04/23 87,486,643 395,345
6,212 SPDR S&P 500 ETF Trust 380.00 04/23 254,313,068 484,536
3,887 SPDR S&P 500 ETF Trust 360.00 04/23 159,129,893 108,836
Total Put Options Purchased (Premiums Paid $4,443,031) 988,717
Total Purchased Options (Premiums Paid $5,171,735) 1,513,961
Investments, at value - 105.3% (Cost $94,756,542) $ 101,823,628
Total Written Options - (6.3)% (Premiums Received $(7,273,366)) (6,081,268)
Other Assets & Liabilities, Net - 1.0% 938,617
Net Assets - 100.0% $ 96,680,977

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN
March 31, 2023
21
Absolute Funds
See Notes to Financial Statements.
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (6.3)%
Call Options Written - (5.3)%
(52) Activision Blizzard, Inc. $ 95.00 01/24 $ 445,068 $ (13,364)
(19) Adobe, Inc. 400.00 10/23 732,203 (66,927)
(72) Ally Financial, Inc. 40.00 09/23 183,528 (2,664)
(49) Alphabet, Inc., Class C 120.00 06/23 509,600 (7,252)
(393) Bank of America Corp. 37.00 06/23 1,123,980 (1,965)
(23) Blackstone, Inc. 105.00 01/24 202,032 (12,535)
(3) Charter Communications, Inc. 440.00 06/23 107,283 (765)
(8) Charter Communications, Inc. 370.00 01/24 286,088 (37,440)
(74) Intel Corp. 35.00 10/23 241,758 (20,424)
(100) Meta Platforms, Inc. 200.00 09/23 2,119,400 (335,000)
(103) MGM Resorts International 50.00 09/23 457,526 (24,823)
(1,675) SPDR S&P 500 ETF Trust 395.00 06/23 68,572,825 (4,325,688)
(104) The Walt Disney Co. 90.00 01/24 1,041,352 (197,600)
(44) Zillow Group, Inc. 50.00 01/24 195,668 (26,400)
Total Call Options Written (Premiums Received $(4,275,217)) (5,072,847)
Put Options Written - (1.0)%
(52) Activision Blizzard, Inc. 65.00 01/24 338,000 (7,748)
(14) Alphabet, Inc., Class C 85.00 06/24 119,000 (7,910)
(14) Amazon.com, Inc. 85.00 01/24 119,000 (7,350)
(13) Bank of America Corp. 40.00 06/23 52,000 (14,950)
(131) Bank of America Corp. 30.00 01/24 393,000 (47,815)
(39) Bristol-Myers Squibb Co. 75.00 01/24 292,500 (31,161)
(39) Bristol-Myers Squibb Co. 70.00 01/24 273,000 (20,280)
(43) Capri Holdings, Ltd. 47.50 08/23 204,250 (21,371)
(106) CVS Health Corp. 90.00 01/24 954,000 (175,960)
(69) Lyft, Inc. 10.00 01/24 69,000 (17,250)
(28) Meta Platforms, Inc. 95.00 01/24 266,000 (4,060)
(103) MGM Resorts International 35.00 01/24 360,500 (20,909)
(12) Netflix, Inc. 220.00 01/24 264,000 (11,460)
(70) Occidental Petroleum Corp. 62.50 01/24 437,500 (53,200)
(63) Occidental Petroleum Corp. 45.00 01/24 283,500 (12,474)
(2,137) SPDR S&P 500 ETF Trust 384.00 04/23 82,060,800 (213,700)
(6,212) SPDR S&P 500 ETF Trust 370.00 04/23 229,844,000 (273,328)
(12) The Goldman Sachs Group, Inc. 330.00 09/23 396,000 (29,730)
(83) Wells Fargo & Co. 40.00 09/23 332,000 (37,765)
Total Put Options Written (Premiums Received $(2,998,149)) (1,008,421)
Total Written Options - (6.3)% (Premiums Received $(7,273,366)) $ (6,081,268)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN
March 31, 2023
22
Absolute Funds
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of March 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
(b) All or a portion of this security is held as collateral for written options.
(c) Subject to call option written by the Fund.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 12,627,420 $ – $ – $ 12,627,420
Consumer Discretionary 21,060,260 – – 21,060,260
Consumer Staples 2,603,382 – – 2,603,382
Energy 3,382,472 – – 3,382,472
Financials 17,354,775 – – 17,354,775
Health Care 3,434,644 – – 3,434,644
Industrials 4,570,421 – – 4,570,421
Information Technology 14,863,224 – – 14,863,224
Materials 1,349,826 – – 1,349,826
Money Market Funds – 19,063,243 – 19,063,243
Purchased Options 1,501,423 12,538 – 1,513,961
Investments at Value $ 82,747,847 $ 19,075,781 $ – $ 101,823,628
Total Assets $ 82,747,847 $ 19,075,781 $ – $ 101,823,628
Liabilities
Written Options (1,625,007) (4,456,261) – (6,081,268)
Total Liabilities $ (1,625,007) $ (4,456,261) $ – $ (6,081,268)

Absolute Convertible Arbitrage Fund
Portfolio Holdings Summary (Unaudited)
March 31, 2023
23
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for securities sold short and futures, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for securities sold short and futures represent 40.0% of net assets. See Note 2 of the accompanying Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Long Positions
Corporate Convertible Bonds
84.3%
Corporate Non-Convertible Bond
0.2%
Investment Company
1.5%
Money Market Fund
7.9%
Short Positions
Common Stock
(35.7)%
Other Assets & Liabilities, Net * 41.8%
100.0%

Absolute Convertible Arbitrage Fund
Schedule of Investments
March 31, 2023
24
Absolute Funds
See Notes to Financial Statements.
l
Principal Security Description Rate Maturity Value
Long Positions - 93.9%
Fixed Income Securities - 84.5%
Corporate Convertible Bonds - 84.3%
Communication Services - 4.9%
$ 1,000,000 Infinera Corp. 2.13% 09/01/24 $ 1,022,000
10,000,000 Infinera Corp. 2.50  03/01/27 12,251,827
2,000,000 Infinera Corp.
(a)
3.75  08/01/28 2,710,000
5,542,000 InterDigital, Inc. 2.00  06/01/24 5,749,825
5,000,000 InterDigital, Inc.
(a)
3.50  06/01/27 5,615,000
4,500,000 Q2 Holdings, Inc. 0.13  11/15/25 3,728,673
6,000,000 Q2 Holdings, Inc.
(b)
0.75  06/01/26 4,857,000
8,000,000 TechTarget, Inc.
(c)
8.07  12/15/26 6,216,000
6,000,000 Upwork, Inc. 0.25  08/15/26 4,730,382
6,200,000 Wayfair, Inc.
(a)
3.25  09/15/27 5,294,800
52,175,507
Consumer Discretionary - 11.7%
8,110,000 Alarm.com Holdings, Inc.
(c)
1.40 -
5.07  01/15/26 6,882,832
8,245,000 American Airlines Group, Inc.
(b)
6.50  07/01/25 9,568,322
2,660,000 Carnival Corp.
(a)
5.75  12/01/27 2,884,770
10,339,000 Cracker Barrel Old Country Store, Inc. 0.63  06/15/26 9,330,948
1,250,000 Eventbrite, Inc. 5.00  12/01/25 1,290,520
6,000,000 Fisker, Inc.
(a)
2.50  09/15/26 2,931,035
6,000,000 Fiverr International, Ltd.
(c)
7.88  11/01/25 5,010,232
7,000,000 Freshpet, Inc.
(a)
3.00  04/01/28 8,153,250
2,000,000 Groupon, Inc. 1.13  03/15/26 790,026
9,940,000 IMAX Corp. 0.50  04/01/26 9,351,645
2,900,000 indie Semiconductor, Inc.
(a)
4.50  11/15/27 4,253,331
7,186,000 LCI Industries 1.13  05/15/26 6,564,411
6,000,000 Live Nation Entertainment, Inc.
(a)
3.13  01/15/29 5,898,000
5,000,000 Lucid Group, Inc.
(a)
1.25  12/15/26 2,842,500
10,000,000 Luminar Technologies, Inc.
(a)
1.25  12/15/26 6,569,167
5,000,000 Marriott Vacations Worldwide Corp.
(a)
3.25  12/15/27 4,887,500
6,000,000 National Vision Holdings, Inc. 2.50  05/15/25 5,772,000
1,250,000 NCL Corp., Ltd. 2.50  02/15/27 944,375
5,175,000 NCL Corp., Ltd. 1.13  02/15/27 3,706,113
1,000,000 Penn Entertainment, Inc.
(b)
2.75  05/15/26 1,442,000
1,000,000 Royal Caribbean Cruises, Ltd. 2.88  11/15/23 1,029,500
2,500,000 Royal Caribbean Cruises, Ltd.
(a)
6.00  08/15/25 3,823,750
648,000 Spirit Airlines, Inc. 4.75  05/15/25 1,074,829
5,715,000 Stride, Inc. 1.13  09/01/27 5,690,908
7,409,000 Topgolf Callaway Brands Corp. 2.75  05/01/26 10,157,739
6,000,000 Virgin Galactic Holdings, Inc.
(a)
2.50  02/01/27 2,880,000
123,729,703
Consumer Staples - 2.2%
2,922,000 FTI Consulting, Inc.
(b)
2.00  08/15/23 5,705,205
10,680,000 MGP Ingredients, Inc. 1.88  11/15/41 12,629,100
5,000,000 The Chefs' Warehouse, Inc.
(a)
2.38  12/15/28 5,123,689
23,457,994
Energy - 6.9%
8,500,000 Array Technologies, Inc. 1.00  12/01/28 9,386,281
9,000,000 Green Plains, Inc. 2.25  03/15/27 10,915,016
8,983,000 Helix Energy Solutions Group, Inc.
(b)
6.75  02/15/26 12,328,745
8,500,000 Northern Oil and Gas, Inc.
(a)
3.63  04/15/29 9,116,201
7,000,000 Oil States International, Inc. 4.75  04/01/26 7,818,333
9,000,000 Peabody Energy Corp. 3.25  03/01/28 13,711,500
6,000,000 Stem, Inc.
(a)
4.25  04/01/30 6,021,000
3,000,000 Stem, Inc.
(a)
0.50  12/01/28 1,709,848
2,500,000 Sunnova Energy International, Inc.
(a)
2.63  02/15/28 1,813,800
72,820,724
Financials - 1.0%
6,000,000 Encore Capital Group, Inc.
(a)
4.00  03/15/29 6,024,000
3,750,000 EZCORP, Inc.
(a)
3.75  12/15/29 3,701,853
2,000,000 Redfin Corp. 0.50  04/01/27 1,236,987
10,962,840

Absolute Convertible Arbitrage Fund
Schedule of Investments
March 31, 2023
25
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Health Care - 18.2%
$ 8,000,000 Accuray, Inc. 3.75% 06/01/26 $ 7,140,086
8,000,000 Alphatec Holdings, Inc. 0.75  08/01/26 8,550,000
9,000,000 Artivion, Inc. 4.25  07/01/25 8,140,458
4,997,000 Ascendis Pharma A/S
(a)
2.25  04/01/28 4,872,640
2,700,000 Assertio Holdings, Inc.
(a)
6.50  09/01/27 4,959,102
4,750,000 Bridgebio Pharma, Inc. 2.25  02/01/29 3,074,920
4,115,000 CONMED Corp.
(b)
2.63  02/01/24 5,075,852
7,880,000 CONMED Corp.
(a)
2.25  06/15/27 7,844,540
7,250,000 Cutera, Inc.
(a)
2.25  06/01/28 5,392,890
2,750,000 Cutera, Inc.
(a)
4.00  06/01/29 2,025,175
7,095,000 Exact Sciences Corp. 0.38  03/15/27 6,637,228
3,150,000 Gossamer Bio, Inc.
(b)
5.00  06/01/27 869,124
9,000,000 Halozyme Therapeutics, Inc.
(a)
1.00  08/15/28 8,527,500
5,000,000 Inotiv, Inc. 3.25  10/15/27 2,205,237
8,425,000 Insmed, Inc. 0.75  06/01/28 6,550,028
8,000,000 Integer Holdings Corp.
(a)
2.13  02/15/28 8,748,000
7,500,000 Integra LifeSciences Holdings Corp. 0.50  08/15/25 7,331,886
5,416,000 Ironwood Pharmaceuticals, Inc. 0.75  06/15/24 5,481,569
7,500,000 Jazz Investments I, Ltd. 2.00  06/15/26 8,343,750
4,615,000 Lantheus Holdings, Inc.
(a)
2.63  12/15/27 6,002,051
9,000,000 MannKind Corp. 2.50  03/01/26 9,380,732
11,000,000 NextGen Healthcare, Inc.
(a)
3.75  11/15/27 10,903,272
4,856,000 Novocure, Ltd.
(c)
3.47 -
5.30  11/01/25 4,222,246
4,882,000 NuVasive, Inc. 0.38  03/15/25 4,323,011
9,000,000 Omnicell, Inc. 0.25  09/15/25 8,316,000
5,000,000 Pacira BioSciences, Inc. 0.75  08/01/25 4,596,875
7,826,000 PetIQ, Inc. 4.00  06/01/26 6,859,489
5,626,000 SmileDirectClub, Inc.
(a)(c)
2.76 -
59.01  02/01/26 590,730
3,086,000 Tabula Rasa HealthCare, Inc. 1.75  02/15/26 2,571,883
9,000,000 Varex Imaging Corp. 4.00  06/01/25 9,969,075
11,255,000 Veradigm, Inc.
(b)
0.88  01/01/27 12,690,012
192,195,361
Industrials - 10.8%
9,000,000 Axon Enterprise, Inc.
(a)
0.50  12/15/27 10,588,500
8,274,000 Camtek, Ltd./Israel
(a)(c)
3.57 -
6.92  12/01/26 6,875,694
1,280,000 Chart Industries, Inc. 1.00  11/15/24 2,766,720
8,120,000 CryoPort, Inc.
(a)
0.75  12/01/26 6,348,003
1,500,000 FARO Technologies, Inc.
(a)
5.50  02/01/28 1,441,692
7,500,000 GoPro, Inc. 1.25  11/15/25 6,794,314
9,000,000 Itron, Inc.
(c)
15.33  03/15/26 7,492,500
10,139,000 John Bean Technologies Corp. 0.25  05/15/26 9,292,393
1,608,000 Kaman Corp. 3.25  05/01/24 1,524,384
5,620,000 KBR, Inc.
(b)
2.50  11/01/23 12,231,930
9,982,000 Mesa Laboratories, Inc.
(b)
1.38  08/15/25 9,277,650
8,400,000 Patrick Industries, Inc. 1.75  12/01/28 7,627,200
11,000,000 The Greenbrier Cos., Inc. 2.88  04/15/28 9,388,500
5,000,000 The Middleby Corp. 1.00  09/01/25 6,226,322
9,096,000 Winnebago Industries, Inc. 1.50  04/01/25 10,046,532
9,500,000 Xometry, Inc. 1.00  02/01/27 6,366,900
114,289,234
Information Technology - 25.4%
8,000,000 Altair Engineering, Inc.
(a)
1.75  06/15/27 9,356,000
8,000,000 Alteryx, Inc. 1.00  08/01/26 6,820,000
3,000,000 Bandwidth, Inc. 0.25  03/01/26 2,342,290
7,240,000 Bandwidth, Inc. 0.50  04/01/28 4,706,000
10,710,000 Bentley Systems, Inc. 0.38  07/01/27 9,092,790
3,500,000 Blackline, Inc. 0.13  08/01/24 3,852,503
7,500,000 Blackline, Inc.
(c)
3.26  03/15/26 6,393,750
9,348,000 Box, Inc.
(c)
0.00  01/15/26 10,932,486
7,500,000 Confluent, Inc.
(c)
6.45 -
7.46  01/15/27 5,961,594

Absolute Convertible Arbitrage Fund
Schedule of Investments
March 31, 2023
26
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Information Technology - 25.4% (continued)
$ 8,000,000 CyberArk Software, Ltd.
(c)
0.00  11/15/24 $ 8,991,934
7,000,000 Digital Ocean Holdings, Inc.
(c)
6.58  12/01/26 5,531,825
9,700,000 Dropbox, Inc.
(c)
4.11  03/01/26 8,710,203
7,186,000 Envestnet, Inc. 0.75% 08/15/25 6,516,804
4,690,000 Envestnet, Inc.
(a)
2.63  12/01/27 4,922,155
400,000 Everbridge, Inc. 0.13  12/15/24 364,500
5,000,000 Everbridge, Inc.
(c)
20.27  03/15/26 4,159,375
8,000,000 Fastly, Inc.
(c)
1.84 -
8.45  03/15/26 6,384,000
9,075,000 Five9, Inc. 0.50  06/01/25 8,376,736
6,500,000 Guidewire Software, Inc.
(b)
1.25  03/15/25 6,366,750
4,070,000 Impinj, Inc. 1.13  05/15/27 5,797,091
5,797,000 LivePerson, Inc.
(c)
5.05  12/15/26 3,478,200
10,000,000 Lumentum Holdings, Inc. 0.50  12/15/26 8,700,000
6,500,000 Magnite, Inc. 0.25  03/15/26 5,258,038
2,450,000 Mitek Systems, Inc. 0.75  02/01/26 2,022,205
7,000,000 Model N, Inc. 2.63  06/01/25 8,526,875
2,000,000 Model N, Inc.
(a)
1.88  03/15/28 2,054,079
5,500,000 ON Semiconductor Corp.
(a)
0.50  03/01/29 5,745,343
8,000,000 Parsons Corp. 0.25  08/15/25 8,856,000
11,107,000 Perficient, Inc. 0.13  11/15/26 8,879,921
2,000,000 Porch Group, Inc.
(a)
0.75  09/15/26 1,090,000
10,150,000 Progress Software Corp. 1.00  04/15/26 11,093,950
9,360,000 PROS Holdings, Inc. 2.25  09/15/27 8,952,840
3,000,000 Rapid7, Inc. 2.25  05/01/25 3,085,500
1,164,000 Rapid7, Inc. 0.25  03/15/27 1,016,793
10,850,000 Semtech Corp.
(a)
1.63  11/01/27 9,960,300
10,003,000 SMART Global Holdings, Inc. 2.25  02/15/26 10,947,033
5,000,000 Unity Software, Inc.
(c)
1.77 -
2.05  11/15/26 3,897,500
3,200,000 Veeco Instruments, Inc. 3.75  06/01/27 5,317,446
8,625,000 Verint Systems, Inc. 0.25  04/15/26 7,670,859
7,000,000 Veritone, Inc. 1.75  11/15/26 4,822,226
5,000,000 Wolfspeed, Inc. 0.25  02/15/28 4,190,000
2,000,000 Wolfspeed, Inc.
(a)
1.88  12/01/29 1,781,000
10,675,000 Workiva, Inc. 1.13  08/15/26 15,080,360
268,005,254
Materials - 1.9%
3,700,000 Century Aluminum Co. 2.75  05/01/28 3,022,153
7,000,000 MP Materials Corp.
(a)
0.25  04/01/26 6,612,633
9,389,000 SSR Mining, Inc. 2.50  04/01/39 10,327,900
19,962,686
Utilities - 1.3%
12,266,000 Ormat Technologies, Inc.
(a)
2.50  07/15/27 13,768,585
Total Corporate Convertible Bonds (Cost $941,651,769) 891,367,888
Corporate Non-Convertible Bond - 0.2%
Information Technology - 0.2%
2,000,000 Alteryx, Inc.
(a)
(Cost $2,007,194) 8.75  03/15/28 2,014,740
Total Fixed Income Securities (Cost $943,658,963) 893,382,628
Shares Security Description Value
Investment Company - 1.5%
1,531,490 Absolute Flexible Fund
(d)
(Cost $15,319,907) 15,804,975
Money Market Fund - 7.9%
83,203,468 First American Treasury Obligations Fund, Class X, 4.72%
(b)(e)
(Cost $83,203,468) 83,203,468
Total Long Positions - 93.9% (Cost $1,042,182,338) 992,391,071
Total Short Positions - (35.7)% (Proceeds $(440,215,147)) (376,998,903)
Other Assets & Liabilities, Net - 41.8% 441,926,214
Net Assets - 100.0% $ 1,057,318,382

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
March 31, 2023
27
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Short Positions - (35.7)%
Common Stock - (35.7)%
Communication Services - (1.3)%
(1,124,650) Infinera Corp. $ (8,727,284)
(47,937) InterDigital, Inc. (3,494,608)
(34,115) Q2 Holdings, Inc. (839,911)
(21,500) TechTarget, Inc. (776,580)
(13,838,383)
Consumer Discretionary - (5.3)%
(18,938) Alarm.com Holdings, Inc. (952,203)
(375,353) American Airlines Group, Inc. (5,536,457)
(154,000) Carnival Corp. (1,563,100)
(31,016) Cracker Barrel Old Country Store, Inc. (3,523,417)
(51,000) Eventbrite, Inc., Class A (437,580)
(166,851) Fisker, Inc. (1,024,465)
(2,724) Fiverr International, Ltd. (95,122)
(76,200) Freshpet, Inc. (5,043,678)
(5,500) Groupon, Inc. (23,155)
(172,376) IMAX Corp. (3,306,172)
(288,296) indie Semiconductor, Inc., Class A (3,041,523)
(22,000) LCI Industries (2,417,140)
(36,639) Live Nation Entertainment, Inc. (2,564,730)
(54,590) Lucid Group, Inc. (438,904)
(279,411) Luminar Technologies, Inc. (1,813,377)
(17,204) Marriott Vacations Worldwide Corp. (2,320,131)
(92,012) National Vision Holdings, Inc. (1,733,506)
(103,040) Norwegian Cruise Line Holdings, Ltd. (1,385,888)
(34,400) Penn Entertainment, Inc. (1,020,304)
(44,800) Royal Caribbean Cruises, Ltd. (2,925,440)
(45,600) Spirit Airlines, Inc. (782,952)
(68,000) Stride, Inc. (2,669,000)
(304,000) Topgolf Callaway Brands Corp. (6,572,480)
(21,347) Upwork, Inc. (241,648)
(351,822) Virgin Galactic Holdings, Inc. (1,424,879)
(76,500) Wayfair, Inc., Class A (2,627,010)
(55,484,261)
Consumer Staples - (1.6)%
(27,839) FTI Consulting, Inc. (5,494,027)
(85,078) MGP Ingredients, Inc. (8,228,744)
(83,851) The Chefs' Warehouse, Inc. (2,855,126)
(16,577,897)
Energy - (3.9)%
(290,536) Array Technologies, Inc. (6,356,928)
(214,000) Green Plains, Inc. (6,631,860)
(776,257) Helix Energy Solutions Group, Inc. (6,008,229)
(156,592) Northern Oil and Gas, Inc. (4,752,567)
(361,508) Oil States International, Inc. (3,011,362)
(402,649) Peabody Energy Corp. (10,307,814)
(652,344) Stem, Inc. (3,698,791)
(48,600) Sunnova Energy International, Inc. (759,132)
(41,526,683)
Financials - (0.5)%
(64,000) Encore Capital Group, Inc. (3,228,800)
(250,000) EZCORP, Inc., Class A (2,150,000)
(7,900) Redfin Corp. (71,574)
(5,450,374)
Health Care - (7.7)%
(531,500) Accuray, Inc. (1,578,555)
(263,643) Alphatec Holdings, Inc. (4,112,831)
(189,240) Artivion, Inc. (2,479,044)
(20,100) Ascendis Pharma A/S, ADR (2,155,122)
(544,000) Assertio Holdings, Inc. (3,465,280)
(31,200) Bridgebio Pharma, Inc. (517,296)
(65,178) CONMED Corp. (6,769,387)
(130,100) Cutera, Inc. (3,072,962)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
March 31, 2023
28
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Health Care - (7.7)% (continued)
(32,400) Exact Sciences Corp. $ (2,197,044)
(132,000) Gossamer Bio, Inc. (166,320)
(106,500) Halozyme Therapeutics, Inc. (4,067,235)
(75,600) Inotiv, Inc. (327,348)
(186,000) Insmed, Inc. (3,171,300)
(63,767) Integer Holdings Corp. (4,941,943)
(54,240) Integra LifeSciences Holdings Corp. (3,113,918)
(173,767) Ironwood Pharmaceuticals, Inc. (1,828,029)
(32,490) Jazz Pharmaceuticals PLC (4,754,262)
(42,300) Lantheus Holdings, Inc. (3,492,288)
(1,180,000) MannKind Corp. (4,838,000)
(261,519) NextGen Healthcare, Inc. (4,553,046)
(9,300) Novocure, Ltd. (559,302)
(10,700) NuVasive, Inc. (442,017)
(41,708) Omnicell, Inc. (2,447,008)
(30,298) Pacira BioSciences, Inc. (1,236,461)
(91,700) PetIQ, Inc. (1,049,048)
(81,000) SmileDirectClub, Inc. (34,830)
(9,396) Tabula Rasa HealthCare, Inc. (52,524)
(288,507) Varex Imaging Corp. (5,247,942)
(654,000) Veradigm, Inc. (8,534,700)
(81,205,042)
Industrials - (4.8)%
(29,266) Axon Enterprise, Inc. (6,580,460)
(65,842) Camtek, Ltd./Israel (1,866,621)
(20,950) Chart Industries, Inc. (2,627,130)
(13,624) CryoPort, Inc. (326,976)
(14,000) FARO Technologies, Inc. (344,540)
(318,000) GoPro, Inc., Class A (1,599,540)
(26,173) Itron, Inc. (1,451,293)
(26,900) John Bean Technologies Corp. (2,939,901)
(2,800) Kaman Corp. (64,008)
(214,952) KBR, Inc. (11,833,108)
(13,800) Mesa Laboratories, Inc. (2,411,274)
(56,000) Patrick Industries, Inc. (3,853,360)
(117,902) The Greenbrier Cos., Inc. (3,792,907)
(29,100) The Middleby Corp. (4,266,351)
(91,500) Winnebago Industries, Inc. (5,279,550)
(111,121) Xometry, Inc., Class A (1,663,481)
(50,900,500)
Information Technology - (9.0)%
(75,869) Altair Engineering, Inc., Class A (5,470,914)
(8,220) Alteryx, Inc., Class A (483,665)
(21,534) Bandwidth, Inc., Class A (327,317)
(57,106) Bentley Systems, Inc., Class B (2,454,987)
(44,409) BlackLine, Inc. (2,982,064)
(271,041) Box, Inc. (7,261,188)
(16,940) Confluent, Inc., Class A (407,746)
(27,905) CyberArk Software, Ltd. (4,129,382)
(10,070) DigitalOcean Holdings, Inc. (394,442)
(95,533) Dropbox, Inc., Class A (2,065,423)
(57,900) Envestnet, Inc. (3,396,993)
(1,000) Everbridge, Inc. (34,670)
(13,164) Fastly, Inc., Class A (233,793)
(20,185) Five9, Inc. (1,459,174)
(19,740) Guidewire Software, Inc. (1,619,667)
(28,100) Impinj, Inc. (3,808,112)
(19,044) LivePerson, Inc. (83,984)
(47,373) Lumentum Holdings, Inc. (2,558,616)
(13,000) Magnite, Inc. (120,380)
(59,000) Mitek Systems, Inc. (565,810)
(146,010) Model N, Inc. (4,886,955)
(37,100) ON Semiconductor Corp. (3,054,072)
(117,642) Parsons Corp. (5,263,303)

Absolute Convertible Arbitrage Fund
Schedule of Securities Sold Short
March 31, 2023
29
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Information Technology - (9.0)% (continued)
(19,949) Perficient, Inc. $ (1,440,118)
(29,000) Porch Group, Inc. (41,470)
(117,400) Progress Software Corp. (6,744,630)
(136,000) PROS Holdings, Inc. (3,726,400)
(19,151) Rapid7, Inc. (879,222)
(191,200) Semtech Corp. (4,615,568)
(293,468) SMART Global Holdings, Inc. (5,059,388)
(4,072) Unity Software, Inc. (132,096)
(188,400) Veeco Instruments, Inc. (3,980,892)
(54,500) Verint Systems, Inc. (2,029,580)
(76,272) Veritone, Inc. (444,666)
(39,692) Wolfspeed, Inc. (2,577,995)
(97,798) Workiva, Inc. (10,015,493)
(94,750,175)
Materials - (0.8)%
(140,000) Century Aluminum Co. (1,400,000)
(90,981) MP Materials Corp. (2,564,754)
(309,500) SSR Mining, Inc. (4,679,640)
(8,644,394)
Utilities - (0.8)%
(101,701) Ormat Technologies, Inc. (8,621,194)
Total Common Stock (Proceeds $(440,215,147)) (376,998,903)
Total Short Positions - (35.7)% (Proceeds $(440,215,147)) $ (376,998,903)

Absolute Convertible Arbitrage Fund
Notes to Schedules of Investments and Securities Sold Short
March 31, 2023
30
Absolute Funds
See Notes to Financial Statements.
At March 31, 2023, the Fund held the following exchange traded futures contracts:
Affiliated investments are investments that are managed by the adviser, and are noted in the Absolute Convertible Arbitrage Fund’s Schedule of
Investments. Transactions during the period with affiliates were as follows:
At March 31, 2023, the value of investments in affiliated companies was $15,804,975 representing 1.5% of net assets, and the total cost was
$15,319,907. Net unrealized appreciation/(depreciation) was $485,068, the net change in unrealized appreciation/(depreciation) was $485,068 net realized gain/(loss) was $0, total capital gain distributions were $0 and investment income was $319,907.
The following is a summary of the inputs used to value the Fund's investments and liabilities as of March 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as futures, which are valued at the unrealized appreciation/(depreciation) at year end.
ADR American Depositary Receipt
PLC Public Limited Company
(a) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $234,678,118 or 22.2% of net assets.
(b) All or a portion of this security is held as collateral for securities sold short.
(c) Zero coupon bond. Interest rate presented is yield to maturity.
(d) Affiliated Company.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
Contracts Description
Expiration
Date
Notional Contract
Value Value
Net Unrealized
Depreciation
(600) US Treasury 5 Year Note Future 06/30/23 $ (64,353,950) $ (65,704,688) $ (1,350,738)
Investment Company
Absolute
Flexible Fund
Balance
3/31/2022
Gross
Additions
Gross
Reductions
Change in
Unrealized
Appreciation/
(Depreciation)
Balance
3/31/2023
Realized
Gain/(Loss)
Capital Gain
Distributions
Investment
Income
Shares/
Principal – 1,531,490 – 1,531,490
Cost $ – $ 15,319,907 $ – $ 15,319,907 $ – $ – $ 319,907
Value $ – – – $ 485,068 15,804,975
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 891,367,888 $ – $ 891,367,888
Corporate Non-Convertible Bond – 2,014,740 – 2,014,740
Investment Company 15,804,975 – – 15,804,975
Money Market Fund – 83,203,468 – 83,203,468
Investments at Value $ 15,804,975 $ 976,586,096 $ – $ 992,391,071
Total Assets $ 15,804,975 $ 976,586,096 $ – $ 992,391,071
Liabilities
Securities Sold Short
Common Stock $ (376,998,903) $ – $ – $ (376,998,903)
Other Financial Instruments*
Futures (1,350,738) – – (1,350,738)
Total Liabilities $ (378,349,641) $ – $ – $ (378,349,641)

Absolute Flexible Fund
Portfolio Holdings Summary (Unaudited)
March 31, 2023
31
Absolute Funds
See Notes to Financial Statements.
* Consists of deposits with the custodian and/or brokers for securities sold short, cash, prepaid expenses, receivables, payables and accrued liabilities. Deposits with the custodian and/or brokers for securities sold short represent 15.3% of net assets. See Note 2 of the accompanying
Notes to Financial Statements.
Portfolio Breakdown (% of Net Assets)
Long Positions
Corporate Convertible Bonds
98.4%
Money Market Fund
0.8%
Short Positions
Common Stock
(14.5)%
Other Assets & Liabilities, Net * 15.3%
100.0%

Absolute Flexible Fund
Schedule of Investments
March 31, 2023
32
Absolute Funds
See Notes to Financial Statements.
Principal Security Description Rate Maturity Value
Long Positions -99.2%
Corporate Convertible Bonds - 98.4%
Communication Services - 15.5%
$ 1,000,000 Infinera Corp. 2.13% 09/01/24 $ 1,022,000
1,000,000 Q2 Holdings, Inc.
(a)
0.13  11/15/25 828,594
1,000,000 TechTarget, Inc.
(a)(b)
4.95 -
5.66  12/15/26 777,000
890,000 Upwork, Inc. 0.25  08/15/26 701,673
3,329,267
Consumer Discretionary - 6.7%
1,000,000 Fisker, Inc.
(c)
2.50  09/15/26 488,506
1,000,000 IMAX Corp. 0.50  04/01/26 940,809
1,429,315
Energy - 6.4%
1,000,000 Helix Energy Solutions Group, Inc. 6.75  02/15/26 1,372,453
Health Care - 8.6%
1,000,000 Accuray, Inc.
(a)
3.75  06/01/26 892,511
250,000 Bridgebio Pharma, Inc. 2.25  02/01/29 161,838
900,000 PetIQ, Inc. 4.00  06/01/26 788,850
1,843,199
Industrials - 13.4%
1,000,000 CryoPort, Inc.
(a)(c)
0.75  12/01/26 781,774
1,000,000 Itron, Inc.
(b)
5.44 -
5.53  03/15/26 832,500
632,000 John Bean Technologies Corp. 0.25  05/15/26 579,228
1,000,000 Xometry, Inc. 1.00  02/01/27 670,200
2,863,702
Information Technology - 47.8%
700,000 Altair Engineering, Inc.
(c)
1.75  06/15/27 818,650
1,100,000 Alteryx, Inc. 1.00  08/01/26 937,750
1,000,000 Bandwidth, Inc. 0.25  03/01/26 780,763
1,000,000 Bentley Systems, Inc. 0.38  07/01/27 849,000
1,000,000 Confluent, Inc.
(b)
6.45  01/15/27 794,879
562,000 Dropbox, Inc.
(b)
2.33 -
2.93  03/01/26 504,653
1,000,000 Envestnet, Inc. 0.75  08/15/25 906,875
500,000 Fastly, Inc.
(b)
8.43  03/15/26 399,000
1,000,000 Five9, Inc.
(a)
0.50  06/01/25 923,056
1,000,000 Lumentum Holdings, Inc. 0.50  12/15/26 870,000
1,000,000 Magnite, Inc. 0.25  03/15/26 808,929
1,000,000 Perficient, Inc. 0.13  11/15/26 799,489
1,258,000 Veritone, Inc. 1.75  11/15/26 866,623
10,259,667
Total Corporate Convertible Bonds (Cost $20,991,453) 21,097,603
Shares Security Description Value
Money Market Fund - 0.8%
162,458 First American Treasury Obligations Fund, Class X, 4.72%
(d)
(Cost $162,458) 162,458
Total Long Positions - 99.2% (Cost $21,153,911) 21,260,061
Total Short Positions - (14.5)% (Proceeds $(3,201,889)) (3,101,323)
Other Assets & Liabilities, Net - 15.3% 3,279,094
Net Assets - 100.0% $ 21,437,832

Absolute Flexible Fund
Schedule of Securities Sold Short
March 31, 2023
33
Absolute Funds
See Notes to Financial Statements.
Shares Security Description Value
Short Positions - (14.5)%
Common Stock - (14.5)%
Communication Services - (1.2)%
(17,700) Infinera Corp. $ (137,352)
(800) Q2 Holdings, Inc. (19,696)
(3,000) TechTarget, Inc. (108,360)
(265,408)
Consumer Discretionary - (1.8)%
(10,000) Fisker, Inc. (61,400)
(14,350) IMAX Corp. (275,233)
(4,350) Upwork, Inc. (49,242)
(385,875)
Energy - (1.6)%
(43,345) Helix Energy Solutions Group, Inc. (335,491)
Health Care - (1.4)%
(50,000) Accuray, Inc. (148,500)
(1,100) Bridgebio Pharma, Inc. (18,238)
(11,400) PetIQ, Inc. (130,416)
(297,154)
Industrials - (2.1)%
(1,876) CryoPort, Inc. (45,024)
(2,415) Itron, Inc. (133,912)
(1,400) John Bean Technologies Corp. (153,006)
(7,120) Xometry, Inc., Class A (106,586)
(438,528)
Information Technology - (6.4)%
(5,631) Altair Engineering, Inc., Class A (406,051)
(1,000) Alteryx, Inc., Class A (58,840)
(3,000) Bentley Systems, Inc., Class B (128,970)
(1,600) Confluent, Inc., Class A (38,512)
(3,550) Dropbox, Inc., Class A (76,751)
(2,500) Envestnet, Inc. (146,675)
(500) Fastly, Inc., Class A (8,880)
(2,000) Five9, Inc. (144,580)
(4,700) Lumentum Holdings, Inc. (253,847)
(100) Magnite, Inc. (926)
(730) Perficient, Inc. (52,699)
(10,658) Veritone, Inc. (62,136)
(1,378,867)
Total Common Stock (Proceeds $(3,201,889)) (3,101,323)
Total Short Positions - (14.5)% (Proceeds $(3,201,889)) $ (3,101,323)

Absolute Flexible Fund
Notes to Schedules of Investments and Securities Sold Short
March 31, 2023
34
Absolute Funds
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments and liabilities as of March 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.
For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
(a) All or a portion of this security is held as collateral for securities sold short.
(b) Zero coupon bond. Interest rate presented is yield to maturity.
(c) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $2,088,930 or 9.7% of net assets.
(d) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Corporate Convertible Bonds $ – $ 21,097,603 $ – $ 21,097,603
Money Market Fund – 162,458 – 162,458
Investments at Value $ – $ 21,260,061 $ – $ 21,260,061
Total Assets $ – $ 21,260,061 $ – $ 21,260,061
Liabilities
Securities Sold Short
Common Stock $ (3,101,323) $ – $ – $ (3,101,323)
Total Liabilities $ (3,101,323) $ – $ – $ (3,101,323)

ABSOLUTE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2023
35
Absolute Funds
See Notes to Financial Statements.
(a) Broker is Wells Fargo & Co.
(b) Broker is Citigroup Global Markets, Inc. in the Absolute Strategies Fund, Pershing LLC in the Absolute Capital Opportunities Fund and Jefferies
in the Absolute Convertible Arbitrage Fund.
(c) Broker is Marex Capital Markets, Inc.
ABSOLUTE
STRATEGIES FUND
ABSOLUTE CAPITAL
OPPORTUNITIES
FUND
ABSOLUTE
CONVERTIBLE
ARBITRAGE FUND
ABSOLUTE FLEXIBLE
FUND
ASSETS
Investments, at value (Cost $15,514,298,
$94,756,542, $1,026,862,431 and $21,153,911,
respectively) $ 15,268,680 $ 101,823,628 $ 976,586,096 $ 21,260,061
Investments in affiliates, at value (Cost
$14,260,834, $0, $15,319,907 and $0,
respectively) 14,145,691 – 15,804,975 –
$ 29,414,371 $ 101,823,628 $ 992,391,071 $ 21,260,061
Cash 6,727 200,205 – 29,575
Deposits with broker for securities sold short (a) 361,144 – 365,712,628 3,273,444
Deposits with broker for options (b) 380,747 2,992,505 47,115,121 –
Deposits with broker for futures (c) 2,937,423 – 10,941,327 –
Receivables:
Fund shares sold 5,004 – 15,503,546 –
Investment securities sold 270,273 – 13,847,032 –
Dividends and interest 90,199 126,539 5,660,909 75,840
Prepaid expenses 10,514 11,650 19,695 1,938
Deferred offering costs – – – 9,162
Total Assets
33,476,402 105,154,527 1,451,191,329 24,650,020
LIABILITIES
Call options written, at value (Premiums received
$26,391, $4,275,217, $0 and $0, respectively) 32,100 5,072,847 – –
Put options written, at value (Premiums received
$0, $2,998,149, $0 and $0, respectively) – 1,008,421 – –
Securities sold short, at value (Proceeds
$274,221, $0, $440,215,147 and $3,201,889,
respectively) 414,920 – 376,998,903 3,101,323
Payables:
Investment securities purchased 95,523 – 11,165,255 –
Fund shares redeemed 28,702 2,242,838 455,023 –
Due to custodian – – 4,031,428 –
Dividends on securities sold short – – 95,512 –
Accrued Liabilities:
Investment adviser fees 23,828 102,130 829,395 72,598
Fund services fees 11,970 6,762 58,287 2,664
Other expenses 36,202 40,552 239,144 35,603
Total Liabilities
643,245 8,473,550 393,872,947 3,212,188
NET ASSETS
$ 32,833,157 $ 96,680,977 $ 1,057,318,382 $ 21,437,832
COMPONENTS OF NET ASSETS
Paid-in capital $ 70,198,750 $ 117,720,613 $ 1,066,922,745 $ 20,784,017
Distributable Earnings (Accumulated loss) (37,365,593) (21,039,636) (9,604,363) 653,815
NET ASSETS
$ 32,833,157 $ 96,680,977 $ 1,057,318,382 $ 21,437,832
SHARES OF BENEFICIAL INTERST AT NO PAR VALUE
(UNLIMITED SHARES AUTHORIZED)
Institutional Shares 4,693,539 10,130,275 71,856,126 2,077,767
Investor Shares – – 25,253,159 –
NET ASSET VALUE, OFFERING AND REDEMPTION
PRICE PER SHARE
Institutional Shares (based on net assets of
$32,833,157, $96,680,977, $783,027,724 and
$21,437,832, respectively) $ 7.00 $ 9.54 $ 10.90 $ 10.32
Investor Shares (based on net assets of $0, $0,
$274,290,658 and $0, respectively) $ – $ – $ 10.86 $ –

ABSOLUTE FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR OR PERIOD* ENDED MARCH 31, 2023
36
Absolute Funds
See Notes to Financial Statements.
*Absolute Flexible Fund commenced operations on June 30, 2022.
ABSOLUTE
STRATEGIES FUND
ABSOLUTE CAPITAL
OPPORTUNITIES
FUND
ABSOLUTE
CONVERTIBLE
ARBITRAGE FUND
ABSOLUTE
FLEXIBLE FUND
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes
of $540, $8,012, $0 and $0, respectively) $ 394,330 $ 1,816,460 $ 1,632,740 $ 65,847
Dividend income from affiliated investments 132,964 – 319,907 –
Interest income 21,905 – 27,954,363 786,362
Total Investment Income
549,199 1,816,460 29,907,010 852,209
EXPENSES
Investment adviser fees 464,595 1,855,215 10,643,542 218,532
Fund services fees 45,117 100,085 544,339 22,977
Transfer agent fees
Institutional Shares 98,591 4,179 95,478 2,875
Investor Shares – – 3,003 –
Distribution fees
Institutional Shares – – 387,014 –
Custodian fees 15,393 14,617 81,055 4,977
Registration fees
Institutional Shares 22,920 24,529 39,143 407
Investor Shares – – 20,665 –
Professional fees 38,119 54,785 183,064 69,869
Trustees' fees and expenses 5,802 8,125 23,468 2,861
Offering costs
– – – 27,484
Dividend expense on securities sold short – – 1,144,334 762
Interest expense 6,572 73,796 – –
Other expenses 80,697 128,556 951,450 29,211
Total Expenses 777,806 2,263,887 14,116,555 379,955
Fees waived
(183,839) (215,615) (1,938,343) (146,612)
Net Expenses
593,967 2,048,272 12,178,212 233,343
NET INVESTMENT INCOME (LOSS)
(44,768) (231,812) 17,728,798 618,866
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments in unaffiliated issuers
(1,734,044) (35,200,296) (13,722,945) 236,535
Investments in affiliated issuers
195,801 – – –
Capital gain distribution from affiliated issuer
20,729 – – –
Securities sold short
84,625 – 11,155,299 25,714
Written options
314,710 29,367,654 – –
Futures
2,227,068 – 7,827,681 –
Net realized gain (loss)
1,108,889 (5,832,642) 5,260,035 262,249
Net change in unrealized appreciation (depreciation)
on:
Investments in unaffiliated issuers
226,124 (8,907,505) (51,687,873) 106,150
Investments in affiliated issuers
(623,061) – 485,068 –
Foreign currency translations
(240) (86) – –
Securities sold short
(140,699) – 48,546,542 100,566
Written options
(160,923) 7,334,990 – –
Futures
(684,223) – (3,274,919) –
Net change in unrealized appreciation (depreciation)
(1,383,022) (1,572,601) (5,931,182) 206,716
NET REALIZED AND UNREALIZED GAIN (LOSS)
(274,133) (7,405,243) (671,147) 468,965
INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM OPERATIONS
$ (318,901) $ (7,637,055) $ 17,057,651 $ 1,087,831

ABSOLUTE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
37
Absolute Funds
See Notes to Financial Statements.
ABSOLUTE STRATEGIES FUND
ABSOLUTE CAPITAL
OPPORTUNITIES FUND
For the Years Ended March 31, For the Years Ended March 31,
2023 2022 2023 2022
OPERATIONS
Net investment loss $ (44,768) $ (539,278) $ (231,812) $ (1,481,626)
Net realized gain (loss) 1,108,889 2,458,273 (5,832,642) 3,762,712
Net change in unrealized appreciation
(depreciation) (1,383,022) (6,152,021) (1,572,601) (9,283,361)
Decrease in Net Assets Resulting from Operations
(318,901) (4,233,026) (7,637,055) (7,002,275)
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
– (1,341,849) – –
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares
9,781,860 6,686,810 32,211,215 55,625,689
Reinvestment of distributions:
Institutional Shares
– 1,319,672 – –
Redemption of shares:
Institutional Shares
(7,192,521) (43,246,874) (74,159,077) (25,299,251)
Increase (Decrease) in Net Assets from Capital
Share Transactions
2,589,339 (35,240,392) (41,947,862) 30,326,438
Increase (Decrease) in Net Assets
2,270,438 (40,815,267) (49,584,917) 23,324,163
NET ASSETS
Beginning of Year
30,562,719 71,377,986 146,265,894 122,941,731
End of Year
$ 32,833,157 $ 30,562,719 $ 96,680,977 $ 146,265,894
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares
1,356,256 900,005 3,254,150 5,379,652
Reinvestment of distributions:
Institutional Shares
– 178,575 – –
Redemption of shares:
Institutional Shares
(983,735) (5,817,170) (7,621,142) (2,449,086)
Increase (Decrease) in Shares
372,521 (4,738,590) (4,366,992) 2,930,566

ABSOLUTE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
38
Absolute Funds
See Notes to Financial Statements.
*Commencement of operations.
ABSOLUTE CONVERTIBLE ARBITRAGE
FUND
ABSOLUTE
FLEXIBLE FUND
For the Years Ended March 31,
June 30, 2022*
through
March 31, 2023 2023 2022
OPERATIONS
Net investment income $ 17,728,798 $ 527,922 $ 618,866
Net realized gain 5,260,035 12,532,246 262,249
Net change in unrealized appreciation (depreciation) (5,931,182) (7,400,659) 206,716
Increase in Net Assets Resulting from Operations
17,057,651 5,659,509 1,087,831
DISTRIBUTIONS TO SHAREHOLDERS
Institutional Shares (24,625,866) (17,303,308) (434,016)
Investor Shares (7,243,929) (279,460) –
Total Distributions Paid
(31,869,795) (17,582,768) (434,016)
CAPITAL SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 351,645,129 411,242,309 20,350,011
Investor Shares 248,352,894 36,250,465 –
Reinvestment of distributions:
Institutional Shares 19,509,262 15,535,771 434,016
Investor Shares 7,242,919 279,460 –
Redemption of shares:
Institutional Shares
(254,565,141) (175,203,296) (10)
Investor Shares
(11,458,541) (5,751,001) –
Increase in Net Assets from Capital Share Transactions
360,726,522 282,353,708 20,784,017
Increase in Net Assets
345,914,378 270,430,449 21,437,832
NET ASSETS
Beginning of Year/Period
711,404,004 440,973,555 –
End of Year/Period
$ 1,057,318,382 $ 711,404,004 $ 21,437,832
SHARE TRANSACTIONS
Sale of shares:
Institutional Shares 32,192,388 36,522,582 2,035,046
Investor Shares 22,885,727 3,245,120 –
Reinvestment of distributions:
Institutional Shares 1,805,002 1,393,207 42,722
Investor Shares 671,597 25,109 –
Redemption of shares:
Institutional Shares
(23,367,099) (15,583,932) (1)
Investor Shares
(1,056,836) (517,558) –
Increase in Shares
33,130,779 25,084,528 2,077,767

Absolute Funds
39
Absolute Funds
THIS PAGE INTENTIONALLY LEFT BLANK

ABSOLUTE FUNDS
FINANCIAL HIGHLIGHTS
40
Absolute Funds
See Notes to Financial Statements.
Investment Operations
Distributions to
Shareholders from:
These financial highlights reflect selected data for a share outstanding throughout each period.
Period Ended
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)(a)
Net Realized
and
Unrealized
Gains
(Losses) on
Investments
Total from
Investment
Operations
Net
Investment
Income
Net
Realized
Gains
Total Distribution
to Shareholders
Net Asset
Value, End
of Period
Total
Return
ABSOLUTE STRATEGIES FUND
INSTITUTIONAL SHARES
3/31/2023 $ 7.07 ( $ 0.01) ( $ 0.06) ( $ 0.07) $ — $ — $ — $ 7.00 (0.99) %
3/31/2022 7.88 (0.09) (0.53) (0.62) (0.19) — (0.19) 7.07 (7.96)
3/31/2021 8.38 (0.08) (0.42) (0.50) — — — 7.88 (5.97)
3/31/2020 8.10 (0.03) 0.32 0.29 (0.01) — (0.01) 8.38 3.54
3/31/2019 8.37 0.04 (0.31) (0.27) — — — 8.10 (3.23)
ABSOLUTE CAPITAL OPPORTUNITIES FUND
INSTITUTIONAL SHARES
3/31/2023 10.09 (0.02) (0.53) (0.55) — — — 9.54 (5.45)
3/31/2022 10.63 (0.11) (0.43) (0.54) — — — 10.09 (5.08)
3/31/2021 11.90 (0.14) 0.82 0.68 (0.00) (c) (1.95) (1.95) 10.63 5.41
3/31/2020 11.50 0.04 0.36 0.40 — — — 11.90 3.48
3/31/2019 12.52 (0.12) (0.13) (0.25) — (0.77) (0.77) 11.50 (1.78)
ABSOLUTE CONVERTIBLE ARBITRAGE FUND
INSTITUTIONAL SHARES
3/31/2023 11.12 0.21 (0.07) 0.14 (0.14) (0.22) (0.36) 10.90 1.30
3/31/2022 11.34 0.01 0.12 0.13 — (0.35) (0.35) 11.12 1.13
3/31/2021 10.32 (0.02) 1.37 1.35 (0.01) (0.32) (0.33) 11.34 13.12
3/31/2020 10.49 0.08 0.05 0.13 (0.11) (0.19) (0.30) 10.32 1.18
3/31/2019 10.29 0.10 0.30 0.40 (0.05) (0.15) (0.20) 10.49 3.95
INVESTOR SHARES
3/31/2023 11.09 0.24 (0.14) 0.10 (0.11) (0.22) (0.33) 10.86 1.01
3/31/2022 (e) 11.34 0.00 ( c ) 0.10 0.10 — (0.35) (0.35) 11.09 0.86(f)
ABSOLUTE FLEXIBLE FUND
INSTITUTIONAL SHARES
3/31/2023 (h) 10.00 0.30 0.23 0. 53 (0.17) (0.04) (0.21) 10.32 5.37(f)
(a) Calculated based on average shares outstanding during each year.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.
(c) Amount represents less than $0.005.
(d) Portfolio turnover is calculated for the Fund as a whole.
(e) Commencement of operations was April 1, 2021.
(f) Not annualized.
(g) Annualized.
(h) Commencement of operations was June 30, 2022.

ABSOLUTE FUNDS
FINANCIAL HIGHLIGHTS
41
Absolute Funds
See Notes to Financial Statements.
Ratios/Supplemental Data (Ratios to Average Net Assets)
Net
Assets,
End of
Period
(000's)
Net
Investment
Income
(Loss)
Net
Expenses
Dividend
and
Interest
Expenses
Net
Expenses
without
Dividend
and
Interest
Expenses
Gross
Expenses(b)
Portfolio
Turnover
$ 32,833 (0.13)% 1.79% 0.02% 1.77% 2.34% 42%
30,563 (1.15) 1.69 0.05 1.64 2.32 11
71,378 (0.97) 1.60 0.02 1.58 2.21 23
68,539 (0.42) 1.52 0.02 1.50 2.22 45
88,048 0.49 1.67 0.05 1.62 2.31 33
96,681 (0.17) 1.55 0.06 1.49 1.71 120
146,266 (1.10) 1.57 0.08 1.49 1.73 30
122,942 (1.22) 1.81 0.06 1.75 1.82 140
57,950 0.37 1.78 0.03 1.75 1.87 46
50,958 (0.99) 3.02 1.27 1.75 3.21 23
783,028 1.96 1.33 0.13 1.20 1.54 34
680,871 0.10 1.51 0.31 1.20 1.75 45
440,974 (0.16) 1.68 0.38 1.30 1.88 93
139,865 0.77 1.59 0.07 1.52 1.78 95
88,768 0.95 1.91 0.31 1.60 2.16 121
274,291 2.20 1.5 8 0.13 1.45 1.82 34(d)
30,533 (0.01)(g) 1.77(g) 0.32(g) 1.45(g) 2.16(g) 45(d)(f)
21,438 3.96(g) 1.49(g) 0.00(g) 1.49(g) 2.43(g) 21(f)

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
42
Absolute Funds
Note 1. Organization
Absolute Strategies Fund, Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund and Absolute
Flexible Fund (individually, a “Fund” and collectively, the “Funds”) are diversified portfolios of Forum Funds (the “Trust”).
The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the
Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of each Fund’s shares of beneficial interest without par value. Absolute Strategies Fund currently offers Institutional Shares. Institutional Shares commenced operations on July 11, 2005. Absolute Strategies Fund seeks to achieve long-term capital appreciation with an emphasis on absolute (positive) returns and low sensitivity to traditional financial market indices, such as the S&P 500 Index. Absolute Capital Opportunities Fund currently offers
Institutional Shares. Absolute Capital Opportunities Fund commenced operations on December 30, 2015. Absolute
Capital Opportunities Fund seeks to achieve long-term capital appreciation with a lower sensitivity to traditional financial market indices, such as the S&P 500 Index. Absolute Flexible Fund currently offers Institutional Shares.
Absolute Flexible Fund commenced operations on June 30, 2022 and seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices.
Absolute Convertible Arbitrage Fund currently offers Institutional Shares and Investor Shares. Absolute Convertible
Arbitrage Fund commenced operations on August 14, 2017, after it acquired the net assets of the Mohican VCA
Fund, LP, a privately offered hedge fund (the “Predecessor Fund”), in exchange for Fund shares. The Predecessor Fund commenced operations in 2002. Absolute Convertible Arbitrage Fund seeks to achieve positive absolute returns over the long-term with low volatility when compared to traditional market indices. The Absolute Convertible Arbitrage Fund
Investor Shares commenced operations on April 1, 2021.
Note 2. Summary of Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting
Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These
financial statements are prepared in accordance with accounting principles generally accepted in the United States of
America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of each Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service. Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Futures contracts are valued at the day’s settlement price on the exchange where the contract is traded. Forward currency contracts are generally valued based on interpolation of forward curve data points obtained from major banking institutions that deal in foreign currencies and currency dealers. Exchange-traded options for which the last quoted sale price is outside the closing bid and ask price will be valued at the mean of the closing bid and ask price. Shares of non-exchange traded open-end mutual funds are valued at net asset value (“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as each Fund’s valuation designee to perform any fair value determinations for securities and other assets held by each Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the
Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
43
Absolute Funds
considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of each Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2023, for each Fund’s investments is included in each Fund’s
Notes to Schedules of Investments, Securities Sold Short and Call and Put Options Written.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income and expense are recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income and expense are recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Each Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments.
Foreign Currency Translations – Foreign currency amounts are translated into U.S. dollars as follows: (1) assets and liabilities at the rate of exchange at the end of the respective period; and (2) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
44
Absolute Funds
Foreign Currency Transactions – Each Fund may enter into transactions to purchase or sell foreign currency contracts and options on foreign currency. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. A fund may use forward currency contracts to facilitate transactions in foreign securities, to manage a fund’s foreign currency exposure and to protect the U.S. dollar value of its underlying portfolio securities against the effect of possible adverse movements in foreign exchange rates. These contracts are intrinsically valued daily based on forward rates, and a fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is recorded as a component of NAV. These instruments involve market risk, credit risk, or both kinds of risks, in excess of the amount recognized in the Statements of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks associated with these transactions, a fund could incur losses up to the entire contract amount, which may exceed the net unrealized value included in its
NAV.
Futures Contracts – Each Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and value at the time it was closed. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.
Notional amounts of each individual futures contract outstanding as of March 31, 2023, for Absolute Strategies Fund
and Absolute Convertible Arbitrage Fund, are disclosed in the Notes to Schedule of Investments, Securities Sold Short
and Call and Put Options Written.
Securities Sold Short – Each Fund may sell a security short to increase investment returns. Each Fund may also sell a security short in anticipation of a decline in the market value of a security. A short sale is a transaction in which the
Fund sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at market price at the time of replacement; the price may be higher or lower than the price at which the Fund sold the security. The Fund incurs a loss from a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a profit if the price of the security declines between those dates.
Until the Fund replaces the borrowed security, the Fund will maintain on its books and records cash and long securities to sufficiently cover its short position on a daily basis. The collateral for the securities sold short includes the
Deposits with Brokers as shown on the Statements of Assets and Liabilities and the securities held long as shown on the Schedules of Investments. Dividends and interest paid on securities sold short are recorded as an expense on the Statements of Operations.
Purchased Options – When a fund purchases an option, an amount equal to the premium paid by the fund is recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the fund enters into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
45
Absolute Funds
The values of each individual purchased option outstanding as of March 31, 2023, for each Fund, if any, are disclosed in each Fund’s Schedule of Investments.
Written Options – When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gain from written options.
The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund. The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
Written options are non-income producing securities.
The values of each individual written option outstanding as of March 31, 2023, for each Fund, if any, are disclosed in each Fund’s Schedule of Call and Put Options Written.
Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities may be resold in transactions that are exempt from registration under the Federal securities laws or if the securities are registered to the public. The sale or other disposition of these securities may involve additional expenses and the prompt sale of these securities at an acceptable price may be difficult. Information regarding restricted securities held by each Fund is included in their Schedule of Investments, if applicable.
When-Issued Transactions – Each Fund may purchase securities on a forward commitment or ‘when-issued’ basis.
A fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets that have a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid semi-annually. Distributions to shareholders of net capital gains and foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by each
Fund, timing differences and differing characterizations of distributions made by each Fund.
Federal Taxes – Each Fund intends to continue to qualify each year as a regulated investment company under
Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. Each Fund files a U.S. federal income and excise tax return as required.
Each Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31, 2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Absolute Convertible Arbitrage Fund's class-specific expenses are charged to the operations of that class of shares.
Income and expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on the class’ respective net assets to the total net assets of the Fund.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
46
Absolute Funds
Offering Costs – Offering costs for the Absolute Flexible Fund of $36,646 consisted of fees related to the mailing and printing of the initial prospectus, certain startup legal costs, and initial registration filings. Such costs are amortized over a twelve-month period beginning with the commencement of operations of the Absolute Flexible Fund. During the period ended March 31, 2023, the Absolute Flexible Fund expensed $27,484.
Commitments and Contingencies – In the normal course of business, each Fund enters into contracts that provide general indemnifications by each Fund to the counterparty to the contract. Each Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against each Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. Each Fund has determined that none of these arrangements requires disclosure on each Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Absolute Investment Advisers LLC (the “Adviser”) is the investment adviser to each Fund.
Pursuant to an investment advisory agreement, the Adviser receives an advisory fee from Absolute Strategies Fund,
Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund and Absolute Flexible Fund at an annual rate of 1.40%, 1.40%, 1.20% and 1.40%, respectively, of each Fund’s average daily net assets.
Each sub-advisory fee, calculated as a percentage of each Fund’s average daily net assets managed by each subadviser, is paid by the Adviser.
Distribution – Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Funds. The Distributor is not affiliated with the Adviser or Atlantic Fund
Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or
their affiliates. Absolute Convertible Arbitrage Fund has adopted a Distribution Plan (the “Plan”) for Investor Shares of the Fund in accordance with Rule 12b-1 of the Act. Under the Plan, Investor Shares are subject to a Rule 12b-1 fee of up to 0.25% of the Investor Shares average daily net assets. The Absolute Strategies Fund, Absolute Capital
Opportunities Fund and Absolute Flexible Fund do not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Absolute Strategies Fund, Absolute Capital Opportunities Fund and Absolute
Flexible Fund for its distribution services. The Adviser compensates the Distributor directly for its services to the
Absolute Strategies Fund, Absolute Capital Opportunities Fund and Absolute Flexible Fund.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to each Fund. The fees related to these services are included in Fund services fees within the Statements of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services.
Pursuant to an Apex Services Agreement, each Fund pays Apex customary fees for its services. Apex provides a
Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering
Officer to each Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending
Board meetings. The amount of Trustees’ fees attributable to each Fund is disclosed in the Statements of Operations.
Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from each Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser has contractually agreed to waive its fee and/or reimburse Absolute Strategies Fund expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses other than those attributable to the investment advisory fees incurred by the Absolute Strategies Fund as a result of the Absolute Strategies Fund’s investments in other pooled vehicles sponsored by the Adviser, broker charges, proxy expenses and extraordinary expenses) of Absolute

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
47
Absolute Funds
Strategies Fund to 1.99%, through August 1, 2023. During the year, Absolute Strategies Fund invested in Absolute
Capital Opportunities Fund, Absolute Convertible Arbitrage Fund, Absolute Flexible Fund and the Absolute Select Value
ETF. As of March 31, 2023, Absolute Strategies Fund owned approximately 6.8%, 0.1%, 25.4% and 1.2% of Absolute
Capital Opportunities Fund, Absolute Convertible Arbitrage Fund, Absolute Flexible Fund and Absolute Select Value
ETF, respectively. The Adviser has agreed to waive fees owed to it by the Absolute Strategies Fund in an amount equal to the fee it receives from Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund, Absolute
Flexible Fund and Absolute Select Value ETF based on Absolute Strategies Fund’s investment in Absolute Capital
Opportunities Fund, Absolute Convertible Arbitrage Fund, Absolute Flexible Fund and Absolute Select Value ETF. For
the year ended March 31, 2023, the Adviser waived fees of $183,839 related to these affiliated investments and this waiver is not subject to recoupment.
The Adviser has contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses other than those attributable to investment advisory fees incurred by the applicable Fund as a result of that Fund’s investments in other pooled vehicles sponsored by the Adviser, broker charges, proxy expenses and extraordinary expenses) of Absolute Capital Opportunities Fund and Absolute Flexible
Fund to 1.49% through August 1, 2023. The Adviser waived fees of $215,615 for Absolute Capital Opportunities Fund for the year ended March 31, 2023. The Adviser waived fees of $146,612 for Absolute Flexible Fund for the period
June 30, 2022 (commencement of operations) through March 31, 2023.
The Adviser has also contractually agreed to waive its fee and/or reimburse expenses to limit total annual operating expenses (excluding all taxes, interest, portfolio transaction expenses, dividend and interest expenses on short sales, acquired fund fees and expenses other than those attributable to the investment advisory fees incurred by the Absolute Convertible Arbitrage Fund as a result of the Absolute Convertible Arbitrage Fund’s investments in other pooled vehicles sponsored by the Adviser, broker charges, proxy expenses and extraordinary expenses) of Absolute
Convertible Arbitrage Fund to 1.20% and 1.45% of the Institutional Shares and Investor Shares, respectively, through
August 1, 2023. The Adviser waived fees of $1,438,427 and $337,314 for Absolute Convertible Arbitrage Fund
Institutional and Investor Shares, respectively, for the year ended March 31, 2023. In addition, the Adviser has agreed to reimburse fees owed to it by the Absolute Convertible Arbitrage Fund in an amount equal to the fee it receives from Absolute Flexible Fund based on Absolute Convertible Arbitrage Fund’s investment in Absolute Flexible Fund.
As of March 31, 2023, Absolute Convertible Arbitrage Fund owned approximately 73.7% of Absolute Flexible Fund.
For the year ended March 31, 2023, the Adviser waived fees of $132,572 and $28,030 for Absolute Convertible
Arbitrage Fund Institutional and Investor Shares, respectively, related to this affiliated investment and this waiver is not subject to recoupment. Other Fund service providers have voluntarily agreed to waive a portion of their fees for Absolute Convertible Arbitrage. Other Fund service providers waived fees of $1,667 and $333 for Absolute
Convertible Arbitrage Fund Institutional and Investor Shares, respectively for the year ended March 31, 2023.
The Funds may repay the Adviser for fees waived (other than advisory fees waived by the Adviser related to the
Absolute Strategies Fund and Absolute Convertible Arbitrage’s investments in other pooled vehicles sponsored by the
Adviser) and expenses reimbursed pursuant to the expense cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the total annual fund operating expenses after fee waiver and/or expense reimbursement of the Funds to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. As of March 31, 2023, $0, $439,022,
$3,499,783 and $146,612 for Absolute Strategies Fund, Absolute Capital Opportunities Fund, Absolute Convertible
Arbitrage Fund and Absolute Flexible Fund, respectively, is subject to recapture by the Adviser. Other waivers are not eligible for recoupment.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments during the year or period ended March 31, 2023 , were as follows:

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
48
Absolute Funds
Note 6. Summary of Derivative Activity
The Funds may invest in certain derivatives, as detailed below, to meet their respective investment objectives.
Each Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk, interest rate risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In some cases, a Fund could lose more than the principal amount invested by investing in a derivative instrument. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when doing so would be beneficial.
The Funds may also utilize certain derivative instruments and investment techniques for risk management or hedging purposes. There is no assurance that such risk management and hedging strategies will be successful, as such success will depend on, among other factors, the Adviser’s ability to predict the future correlation, if any, between the performance of the instruments utilized for hedging purposes and the performance of the investments being hedged.
The following provides more information on specific types of derivatives and activity in each Fund:
The use of derivative instruments by the Absolute Strategies Fund for the year ended March 31, 2023, related to the use of futures contracts and purchased and written options. The Absolute Strategies Fund utilized such derivative instruments in order to generate absolute return and to implement selective hedging and to manage risk exposure.
The use of derivative instruments by the Absolute Capital Opportunities Fund for the year ended March 31, 2023, related to the use of purchased and written options. The Absolute Capital Opportunities Fund utilized such options in order to manage or enhance return (including through leverage), to obtain leverage for speculative purposes, and to implement selective hedging and to manage risk exposure.
The use of derivative instruments by the Absolute Convertible Arbitrage Fund for the year ended March 31, 2023, related to the use of futures contracts. The Absolute Convertible Arbitrage Fund utilized futures contracts in order to generate absolute, risk-adjusted returns, to obtain leverage for speculative purposes, to gain exposure to certain asset classes (in which case the derivatives may have economic characteristics similar to those of the reference asset), and to implement selective hedging and to manage risk exposure.
A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash or underlying securities or commodities, as called for in the contract, at a specified date and at an agreed upon price. An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount multiplied by the difference between the index value at the close of trading of the contract and at the price designated by the futures contract. Generally, these futures contracts are closed out prior to the expiration date of the contracts. A public market exists in futures contracts covering certain indexes, financial instruments and foreign currencies.
A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option.
The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium,
Non-U.S. Government Obligations
Purchases Sales
Absolute Strategies Fund $ 7,060,415 $ 5,730,643
Absolute Capital Opportunities Fund 104,385,415 98,145,363
Absolute Convertible Arbitrage Fund 568,192,440 265,867,550
Absolute Flexible Fund 23,563,212 3,351,769

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
49
Absolute Funds
the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.
The volume of open derivative positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the exposure desired by the Adviser. Premiums received on purchased and written options and notional value of activity for futures contracts for the year ended March 31, 2023, for any derivative type during the year is as follows:
Following is a summary of the effect of derivatives on the Statements of Assets and Liabilities as of March 31,
2023 :
Absolute Strategies Fund
Absolute Capital Opportunities Fund
Absolute Convertible Arbitrage Fund
Absolute Strategies
Fund
Absolute Capital
Opportunities Fund
Absolute
Convertible
Arbitrage Fund
Futures Contracts $ 4,079,126,021 $ – $ 346,563,272
Purchased Options 17,148,772 60,150,391 –
Written Options (2,957,889) (84,064,620) –
Location: Equity Risk
Asset derivatives:
Investments, at value – purchased options $ 408,950
Liability derivatives:
Call options written, at value $ (32,100)
Unrealized depreciation on futures* (497,688)
Total liability derivatives $ (529,788)
Location: Equity Risk
Asset derivatives:
Investments, at value – purchased options $ 1,513,961
Liability derivatives:
Call options written, at value $ (5,072,847)
Put options written, at value (1,008,421)
Total liability derivatives $ (6,081,268)
Location: Interest Risk
Liability derivatives:
Unrealized depreciation on futures* $ (1,350,738)
* Balance is included in the deposits with broker for futures on the Statements of Assets and Liabilities.

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
50
Absolute Funds
Realized and unrealized gains and losses on derivatives contracts for the year ended March 31, 2023 , are recorded by each Fund in the following locations on the Statements of Operations:
Absolute Strategies Fund
Absolute Capital Opportunities Fund
Absolute Convertible Arbitrage Fund
Location: Derivative Type Equity Contracts
Net realized gain (loss) on:
Investments in unaffiliated issuers Purchased options $ (1,797,004)
Written options Written options 314,710
Futures Futures 2,227,068
Total net realized gain (loss) $ 744,774
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers Purchased options $ 206,156
Written options Written options (160,923)
Futures Futures (684,223)
Total net change in unrealized appreciation (depreciation) $ (638,990)
Location: Derivative Type Equity Contracts
Net realized gain (loss) on:
Investments in unaffiliated issuers Purchased options $ (36,965,964)
Written options Written options 29,367,654
Total net realized gain (loss) $ (7,598,310)
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers Purchased options $ 1,666,392
Written options Written options 7,334,990
Total net change in unrealized appreciation (depreciation) $ 9,001,382
Location: Derivative Type Interest Contracts
Net realized gain (loss) on:
Futures Futures $ 7,827,681
Total net realized gain (loss) $ 7,827,681
Net change in unrealized appreciation (depreciation) on:
Futures Futures $ (3,274,919)
Total net change in unrealized appreciation (depreciation) $ (3,274,919)

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
51
Absolute Funds
Asset (Liability) amounts shown in the table below represent amounts for derivative related investments at March 31,
2023 . These amounts may be collateralized by cash or financial instruments.
Note 7. Federal Income Tax
As of March 31, 2023, cost for federal income tax and net unrealized appreciation (depreciation) consists of:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
Gross Asset
(Liability) as
Presented in
the Statement
of Assets and
Liabilities
Derivatives
Available for
Offset
Financial
Instruments
(Received)
Pledged*
Cash Collateral
(Received)
Pledged* Net Amount
Absolute Strategies Fund
Assets:
Over-the-counter derivatives** $ 408,950 $ – $ – $ – $ 408,950
Liabilities:
Unrealized depreciation on futures*** (497,688) – 497,688 – –
Over-the-counter derivatives** (32,100) – 32,100 – –
Absolute Capital Opportunities Fund
Assets:
Over-the-counter derivatives** 1,513,961 – – – 1,513,961
Liabilities:
Over-the-counter derivatives** (6,081,268) – 6,081,268 – –
Absolute Convertible Arbitrage Fund
Liabilities:
Unrealized depreciation on futures*** (1,350,738) – 1,350,738 – –
* The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statements of Assets and Liabilities.
** Over-the-counter derivatives may consist of options. The amounts disclosed above represent the exposure to one or more counterparties. For further detail on individual derivative contracts and the corresponding unrealized appreciation
(depreciation), see the Schedule of Investments and Call and Put Options Written.
*** Balance is included in the deposits with broker for futures on the Statements of Assets and Liabilities.
Tax Cost of
Investments
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Absolute Strategies Fund $ 29,514,408 $ 418,342 $ (965,399) $ (547,057)
Absolute Capital Opportunities Fund 91,242,178 15,522,011 (11,021,829) 4,500,182
Absolute Convertible Arbitrage Fund 630,791,329 104,731,382 (120,130,543) (15,399,161)
Absolute Flexible Fund 17,985,086 1,535,230 (1,361,578) 173,652
Ordinary Income Long-Term Capital Gain Total
Absolute Strategies Fund
2023 $ – $ – $ –
2022 1,341,849 – 1,341,849
Absolute Convertible Arbitrage Fund
2023 14,436,705 17,433,090 31,869,795
2022 271,581 17,311,187 17,582,768
Absolute Flexible Fund
2023 434,016 – 434,016

ABSOLUTE FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
52
Absolute Funds
As of March 31, 2023, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the
Statements of Assets and Liabilities are primarily due to return of capital on equity securities, convertible bond deemed dividends, wash sales, futures, constructive sales, convertible bond premium amortization, straddles, cover loss deferrals, contingent payment debt instruments and deferred business interest expense.
As of March 31, 2023, the Absolute Strategies Fund and the Absolute Capital Opportunities Fund have $36,818,353 and $25,313,622 of available short-term capital loss carryforwards, respectively.
For tax purposes, the current deferred post October short-term and long-term losses are $1,808,917 for the Absolute
Convertible Arbitrage Fund (realized during the period November 1, 2022 through March 31, 2023). These losses will be recognized for tax purposes on the first business day of the Fund’s current fiscal year, April 1, 2023.
On the Statements of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended March 31, 2023. The following reclassifications were the result of book to tax differences resulting from net operating loss and have no impact on the net assets of each Fund.
Note 8. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and each Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Undistributed
Ordinary Income
Capital and Other
Losses
Unrealized
Appreciation
(Depreciation)
Other Temporary
Differences Total
Absolute Strategies Fund $ – $ (36,818,353) $ (547,240) $ – $ (37,365,593)
Absolute Capital Opportunities Fund – (25,313,622) 4,500,013 (226,027) (21,039,636)
Absolute Convertible Arbitrage Fund 7,603,715 (1,808,917) (15,399,161) – (9,604,363)
Absolute Flexible Fund 480,163 – 173,652 – 653,815
Distributable
Earnings Paid-in-Capital
Absolute Strategies Fund $ 168,308 $ (168,308)
Absolute Capital Opportunities Fund 460,338 (460,338)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
53
To the Board of Trustees of Forum Funds
and the Shareholders of Absolute Strategies Fund, Absolute Capital Opportunities Fund,
Absolute Convertible Arbitrage Fund, and Absolute Flexible Fund
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, securities sold short, call options written, and call and put options written, where applicable, of Forum Funds, comprising Absolute Strategies Fund, Absolute Capital Opportunities Fund, Absolute Convertible Arbitrage Fund, and
Absolute Flexible Fund (the “Funds”), as of March 31, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the periods presented below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of March 31, 2023, and the results of their operations, changes in net assets, and the financial highlights for the periods presented below, in conformity with accounting principles generally accepted in the United States of America.
The Funds’ financial statements and financial highlights for the years ended March 31, 2022, and prior, were audited by other auditors whose report dated May 27, 2022, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures.
Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Cohen and Company
We have served as the auditor of one or more of the Funds in the Forum Funds since 2023.
Philadelphia, Pennsylvania
May 30, 2023
Absolute Strategies Fund, Absolute Capital
Opportunities Fund, Absolute Convertible
Arbitrage Fund
The statements of operations, changes in net assets,
and the financial highlights for the year ended March 31,
2023
Absolute Flexible Fund The statements of operations, changes in net assets, and the financial highlights for the period June 30, 2022
(commencement of operations) to March 31, 2023

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
54
Absolute Funds
Investment Advisory Agreement Approval
At the December 9, 2022 Board meeting, the Board, including the Independent Trustees, considered the approval of the investment advisory agreement between the Adviser and the Trust, as it pertains to the Absolute Capital
Opportunities Fund (the “Opportunities Fund”), Absolute Convertible Arbitrage Fund (the “Convertible Arbitrage
Fund”) and the Absolute Strategies Fund (the “Strategies Fund”) (each a “Fund” and collectively the “Funds”) (the
“Advisory Agreement”) and the subadvisory agreement between the Adviser and its subadviser, Kovitz Investment
Group Partners, LLC (the “Subadviser”) (the “Subadvisory Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser and Subadviser to due diligence questionnaires circulated on the Board's behalf concerning the services provided by the Adviser and Subadviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust's administrator. During its deliberations, the Board also received an oral presentation from the Adviser and was assisted by the advice of Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to each of the Funds by the Adviser and Subadviser, including information on the investment performance of each Fund and Subadviser; (2) the costs of the services provided and profitability to the Adviser with respect to its relationship with each of the Funds; (3) the advisory fee and net expense ratio of each of the Funds compared to those of relevant peer groups of funds; (4) the extent to which economies of scale may be realized as each of the Funds grows and whether the advisory fees enable each of the Funds’ investors to share in the benefits of economies of scale; and (5)
other benefits received by the Adviser and Subadviser from their respective relationships with the Funds. In addition, the Board recognized that the evaluation process with respect to the Adviser and Subadviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser, including about Subadviser performance, at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received from the Adviser and Subadviser, a presentation from senior representatives of the Adviser, and a discussion with the Adviser about the personnel, operations and financial condition of the
Adviser and Subadviser, the Board considered the quality of services to be provided by the Adviser under the Advisory
Agreement and by the Subadviser under its Subadvisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers and other personnel at the Adviser and Subadviser providing services to the Funds; the investment philosophy and decision-making processes of the Adviser and Subadviser; the capability of the Adviser’s senior management and staff; the overall quality of the Adviser’s and Subadviser’s services, including over the long term, with respect to regulatory compliance;
and the Adviser’s and Subadviser’s representations regarding its financial condition, including that each firm is in sufficiently stable financial condition to allow the firm to provide quality advisory services to the applicable Fund(s).
The Board also considered the Adviser’s analysis of and recommendation to approve the continuance of the Subadvisory
Agreement with the Subadviser. Based on the presentation and the materials provided by the Adviser and Subadviser in connection with the Board’s consideration of the renewal of each of the Advisory Agreement and the Subadvisory
Agreement, the Board concluded that, overall, it was satisfied with the nature, extent and quality of services provided to the Funds by the Adviser under the Advisory Agreement and the Subadviser under its Subadvisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Funds, including the Funds’
investment objectives and strategies and the Adviser’s assessment of the Subadviser’s services, the Board reviewed the performance of the Funds compared to their respective benchmark indices. The Board observed that the Strategies
Fund outperformed its primary benchmark index, the S&P 500 Index, for the one-year period ended September 30,
2022, and underperformed its primary benchmark index for each of the three-, five-, and 10-year periods ended
September 30, 2022, and for the period since the Strategies Fund’s inception on July 27, 2005. The Board observed that the Opportunities Fund outperformed its primary benchmark index, the HFRX Equity Hedge Index, for the one-
year period ended September 30, 2022 and for the period since the Opportunities Fund’s inception on December 30,
2015, and underperformed the primary benchmark index for the three- and five-year periods ended September 30,
2022. The Board observed that the Arbitrage Fund outperformed its primary benchmark index, the HFRX Fixed Income
Convertible Arbitrage Index, for the one-, three-, five-, and 10-year periods ended September 30, 2022, and for the

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
55
Absolute Funds
period since the Arbitrage Fund’s inception on September 30, 2002, though the Board noted that the Arbitrage Fund’s performance for periods prior to August 2017 was that of the Arbitrage Fund’s predecessor private fund.
The Board noted the Adviser’s representation that it was not the objective of the Funds to outperform specific market indices because the Funds employ investment strategies that are intended to seek positive returns over a complete market cycle, inclusive of market downturns, irrespective of any benchmark or market performance. The Board also noted the Adviser’s representation that the performance of the Strategies Fund, in particular, tends to deviate from the performance of equity indices, in part, because the Strategies Fund’s portfolio is generally comprised of a dynamic balance of both long and short positions, unlike its benchmark index and, in part, because the Strategies Fund’s investment strategies include a countercyclical component that is designed to outperform in declining markets but tends to cause the Strategies Fund to underperform in rising markets. The Board then considered market conditions since 2008 and noted that, with the exception of the latest one-year period, markets have tended to rise. At the request of the Adviser, the Board also considered the performance of the Strategies Fund compared to the HFRX
Global Hedge Fund Index, a secondary index for the Strategies Fund that the Adviser uses as a broad-based measure of performance. In that respect, the Board noted that the Strategies Fund had outperformed the HFRX Global Hedge
Fund Index for the one-year period ended September 30, 2022, and underperformed the HFRX Global Hedge Fund
Index for the three-, five-, and 10-year periods ended September 30, 2022. With respect to the Opportunities Fund, the Board noted the Adviser’s representation that outperformance during the one-year period could be attributed, at least in part, to the fact that hedged strategies, such as that employed by the Opportunities Fund, outperformed long-
only strategies during the year, with the significant decline in the S&P 500 Index over the same period. The Board noted the Adviser’s representation that, over the three- and five-year periods, the Opportunities Fund’s bias toward value stocks remained out of favor in the market, as growth stocks outperformed value stocks over those time frames, leading to underperformance relative to the index. With respect to the Arbitrage Fund, the Board noted the Adviser’s representation that the Arbitrage Fund’s low sensitivity to interest rates was a consistent contributing factor to the
Fund’s performance relative to the primary benchmark index, which was adversely affected by the volatile interest rate environment prevailing during the most recent one-, three-, and five-year periods, and that, overall, Absolute remained pleased with the performance of the Arbitrage Fund.
The Board also considered each Fund’s performance relative to a peer group of funds identified by Strategic Insight
(“Strategic Insight”) as having characteristics similar to those of the applicable Fund. The Board observed that the
Strategies Fund outperformed the average of its Strategic Insight peers for the one-year period ended September
30, 2022, and underperformed the average of its Strategic Insight peers for the three- and five-year periods ended
September 30, 2022. The Board noted the Adviser’s representation that its unique approach to managing the
Strategies Fund made it difficult to identify an appropriate peer group, as well as the Adviser’s explanation as to how the Strategic Insight peers differed from the Strategies Fund. The Board noted, for example, that the Strategies Fund’s positioning allowed it to perform well during broad market drawdowns, such as the market environment experienced during 2022, but perform poorly when the broader markets appreciate significantly, as they did during most of the three-, five-, and 10-year periods under review.
The Board observed that the Opportunities Fund underperformed the average of its Strategic Insight peers for the one- and three-year periods ended September 30, 2022, and outperformed the average of its Strategic Insight peers for the five-year period ended September 30, 2022. The Board noted the Adviser’s representation that the Strategic
Insight peers were not the most suitable comparison for the Opportunities Fund due to the Opportunities Fund’s
flexible, opportunistic exposure to the overall equity markets, as compared to the long/short equity and market neutral peers included in the Opportunities Fund’s Strategic Insight peer group. The Board noted the Adviser’s representation that the Opportunities Fund’s Morningstar category had recently been changed in view of the Fund’s investment strategy, which provides for dynamic exposure to the broader equity markets depending on market conditions, and that, relatedly, the Adviser had been unable to identify a more suitable group of peer funds to compare against the performance of the Opportunities Fund due to the dynamic nature of the Fund’s investment strategy.
The Board observed that the Arbitrage Fund outperformed the average of its Strategic Insight peers for the one- and five-year periods ended September 30, 2022 and underperformed the average of its Strategic Insight peers for the three-year period ended September 30, 2022. The Board noted the Adviser’s representation that, within the Arbitrage
Fund’s Strategic Insight peer group, there were only a limited number of other mutual funds that employed a pureplay convertible arbitrage strategy similar to that of the Arbitrage Fund, whereas the majority of the Strategic Insight peers

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
56
Absolute Funds
employ a mix of convertible arbitrage, global macro, and long credit strategies and, as a result, the performance of the Arbitrage Fund would likely be different from the Strategic Insight peers over any period of time.
In considering the renewal of the Subadvisory Agreement, the Board considered the Adviser’s assessment of the
Subadviser’s performance, noting that the Adviser had expressed satisfaction with the performance of the Subadviser in a difficult market environment. The Board also considered the Adviser’s explanation that, standing alone, the
Subadviser should not necessarily be expected to perform in line with the market or with the Fund’s benchmark index.
In this regard, the Board noted the Adviser’s responsibility for allocating the Opportunities Fund’s assets to, and away from, the Subadviser on an ongoing basis in order to achieve the desired levels of exposure for the Fund. In view of the respective roles of the Adviser and Subadviser, the Board determined that it was appropriate to give substantial weight to the Adviser’s evaluation of the contribution of the Subadviser to the Opportunities Fund as a whole.
In light of the above and other relevant considerations, the Board concluded that the Funds and their shareholders could benefit from the Adviser’s and Subadviser’s continued management of the applicable Funds under the Advisory
Agreement and the Subadvisory Agreement.
Compensation
The Board evaluated the Adviser's compensation for providing advisory services to each of the Funds and analyzed comparative information on the actual advisory fee rates and actual total expenses of each Fund compared to the relevant Strategic Insight peer group. The Board observed that advisory fee rates for the Arbitrage Fund and
Opportunities Fund were each higher than the median of their respective Strategic Insight peer groups and the advisory fee rate for the Strategies Fund was lower than the median of the Strategic Insight peer group. The Board observed that the net expense ratios for each of the Arbitrage Fund and Opportunities Fund were lower than the median of their respective Strategic Insight peer groups and the net expense ratio for the Strategies Fund was higher than the median of its Strategic Insight peer group.
The Board considered that the Adviser had imposed contractual expense caps on the total expense ratio for each of the
Funds in an effort to ensure that the expenses of the Funds remained competitive. With respect to the Opportunities
Fund, the Board noted that its contractual advisory fee rate had been lowered in 2018 and the contractual expense cap had been lowered effective April 12, 2021. With respect to the Arbitrage Fund, the Board also noted that its contractual advisory fee rate had been lowered effective January 2, 2020, and that its contractual expense cap for
Institutional Shares had been lowered effective April 12, 2021. With respect to the Strategies Fund, the Board noted
that its contractual advisory fee rate had been lowered effective January 1, 2022.
In addition, with respect to the Strategies Fund, the Board noted that the Adviser manages an ETF with an investment objective that is substantially similar to that of the Strategies Fund but that pays a lower advisory fee rate and has a lower net expense ratio than the Strategies Fund. However, the Board noted that there existed several differences between the ETF and the Strategies Fund, including that the ETF does not employ a multi-manager structure, whereby the Adviser is responsible for continually considering the appropriateness of revising the Fund’s subadviser line-up, and that the Adviser does not actively trade a sleeve of the ETF. The Board also noted the Adviser’s representation that fee compression in the ETF industry required the Adviser to accept a lower advisory fee rate for the ETF, even if a higher fee rate would be fair in light of the nature and quality of services it provides to the ETF.
Further, with respect to all of the Funds, the Board recognized that the Adviser’s fees do not include performance and similar fees paid by hedge funds and other vehicles with which the Funds compete given the hedge fund-like nature of the Funds’ strategies. Finally, the Board noted that the Adviser pays the Subadviser out of its advisory fee. Under these circumstances, the Board concluded that it was difficult to make meaningful comparisons between the Funds’
actual advisory fee rates and net expense ratios and those of the Funds’ respective Strategic Insight peers due to, among other things, variations between the services provided by the Adviser to the Funds and those provided to the
Strategic Insight peer group funds by their advisers.
Based on the foregoing and other applicable considerations, the Board concluded that the advisory fee rates to be charged to the Funds under the Advisory Agreement appeared to be reasonable.

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
57
Absolute Funds
Cost of Services and Profitability
The Board considered information provided by the Adviser regarding the costs of services and its profitability with respect to each of the Funds. In this regard, the Board considered the Adviser’s resources devoted to each of the
Funds as well as the Adviser’s discussion of the costs and profitability of its fund activities, including the percentage and amount of the Adviser’s fee that the Adviser retained and the percentage and amount of the Adviser’s fee that was paid to the Subadviser. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to the management of each of the Funds were reasonable.
The Board did not consider information regarding the costs of services provided or profits realized by the Subadviser from its relationship with the Opportunities Fund, noting instead the arms-length nature of the relationship between the Adviser and the Subadviser with respect to the negotiation of the subadvisory fee rate, and that the Adviser, and not the Fund, was responsible for paying the subadvisory fees due under the Subadvisory Agreement. Under these circumstances, the Board concluded that the Subadviser’s profitability was not a material factor in determining whether to approve the continuance of the Subadvisory Agreement.
Economies of Scale
The Board considered whether the Funds could benefit from economies of scale. In this regard, the Board considered the fee structure, asset size, and expense cap of each of the Funds. The Board considered the Adviser’s representation that each of the Funds could potentially benefit from economies of scale as assets grow and noted past actions by the Adviser to lower the expense caps and advisory fee rates applicable to the Funds. With respect to the Strategies
Fund, the Board noted that the Fund’s assets had declined over the last year and that the Adviser had lowered the contractual advisory fee rate from 1.60% to 1.40%, effective January 1, 2022. With respect to the Opportunities Fund, the Board noted the current low relative asset level of the Fund, the reduction in the Adviser’s contractual advisory fee rate in 2018, and the reduction in the expense cap from 1.75% to 1.49% that took effect on April 12, 2021. With respect to the Arbitrage Fund, the Board noted that the Adviser had reduced the advisory fee rate from 1.40% to
1.20%, effective December 23, 2019, and had lowered the contractual expense cap from 1.40% to 1.20%, effective
November 25, 2020. Based on the foregoing and other applicable considerations, including the size of the Funds, the
Board concluded that any existing economies of scale were addressed in the Funds’ expense cap structure and that the information presented was consistent with the approval of the Advisory Agreement at current fee levels.
Other Benefits
The Board noted the Adviser’s representation that, aside from its contractual advisory fees, it does not benefit in a material way from its relationship with the Funds. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Funds were not a material factor in approving the
Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. When considering the renewal of the Subadvisory Agreement, the Board gave significant weight to the Adviser’s recommendation that the Subadvisory Agreement be renewed and to the Adviser’s representation that the reappointment of the Subadviser would positively contribute to the Adviser’s successful execution of the sub-advised Fund’s overall strategies. The Board reviewed a memorandum from Fund counsel discussing the legal standards applicable to its consideration of the Advisory Agreement and Subadvisory Agreement.
Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the advisory arrangement, as outlined in the Advisory Agreement and in the Subadvisory Agreement, was fair and reasonable in light of the services performed, expenses incurred and such other matters as the Board considered relevant.

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
58
Absolute Funds
Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the
Funds, each a series of Forum Funds. The Audit Committee of the Board of Directors approved the replacement of
BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Funds as of and for the fiscal years ended March 31, 2022 and
March 31, 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended March 31, 2022 and March 31, 2021, and during the subsequent interim period through March 9, 2023: (i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the
Securities Exchange Act of 1934, as amended.
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.
On March 17, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending March 31, 2023.
During the fiscal years ended March 31, 2022 and March 31, 2021, and during the subsequent interim period through
March 9, 2023, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the of Funds regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on each Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii)
"reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.
Proxy Voting Information
A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to securities held in each Fund’s portfolio is available, without charge and upon request, by calling (888) 992-2765 and on the U.S. Securities and Exchange Commission’s (the “SEC”) website at www.sec.gov. Each Fund’s proxy voting record for the most recent twelve-month period ended June 30 is available, without charge and upon request, by calling (888) 992-2765 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.
Shareholder Expense Example
As a shareholder of the Funds , you incur ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
59
Absolute Funds
Beginning
Account Value
October 1, 2022
Ending
Account Value
March 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Absolute Strategies Fund
Actual
$ 1,000.00
$ 921.05
$ 8.38
1.75%
Hypothetical (5% return before expenses)
$ 1,000.00
$ 1,016.21
$ 8.80
1.75%
Absolute Capital Opportunities Fund
Actual
$ 1,000.00
$ 953.05
$ 7.26
1.49%
Hypothetical (5% return before expenses)
$ 1,000.00
$ 1,017.50
$ 7.49
1.49%
Absolute Convertible Arbitrage Fund
Institutional Shares
Actual
$ 1,000.00
$ 1,032.63
$ 6.08
1.20%
Hypothetical (5% return before expenses)
$ 1,000.00
$ 1,018.95
$ 6.04
1.20%
Investor Shares
Actual
$ 1,000.00
$ 1,031.03
$ 7.34
1.45%
Hypothetical (5% return before expenses)
$ 1,000.00
$ 1,017.70
$ 7.29
1.45%
Absolute Flexible Fund
Actual
$ 1,000.00
$ 1,063.24
$ 7.66
1.49%
Hypothetical (5% return before expenses)
$ 1,000.00
$ 1,017.50
$ 7.49
1.49%
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses
Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income. The
Absolute Convertible Abitrage Fund and Absolute Flexible Fund designate 76.84% and 81.60%, respectively, of each
Fund’s income dividends as qualified interest income exempt from U.S. tax for foreign shareholders (QII). The Absolute
Convertible Abitrage Fund and Absolute Flexible Fund designate 18.78 % and 18.4 0%, of its income dividends as short-term capital dividends exempt from U.S. tax for foreign shareholders as (QSD).
Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Absolute Convertible Arbitrage Fund designated
$17,433,090 as long-term capital gain dividends.
*
Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal period (182) divided by 365 to reflect the period.

ABSOLUTE FUNDS
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
60
Absolute Funds
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each
Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. Each Fund’s Statement
of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (888) 992-2765.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011
and Chairman
since 2018
Director, Blue Sky Experience
(a charitable endeavor) since
2008; Senior Vice President
& General Counsel, American
Century Companies (an investment
management firm) 1998-2008.
4 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Independent consultant providing
interim CFO services, principally to
non-profit organizations, since 2021;
Chief Financial Officer, Freedom
House (a NGO advocating political
freedom and democracy) 2017-
2021.
4 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser)
1996-2010.
4 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
4 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund
Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and
Vice President
Chief Compliance
Officer 2008-2016 and
2021-current; Vice President
since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

P.O. BOX 588
PORTLAND, MAINE 04112
(888) 992-2765 (TOLL FREE)
(888) 99-ABSOLUTE (TOLL FREE)
INVESTMENT ADVISER
Absolute Investment Advisers LLC
4 North Street, Suite 2
Hingham, Massachusetts 02043
www.absoluteadvisers.com
TRANSFER AGENT
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
(888) 992-2765 (Toll Free)
(888) 99-ABSOLUTE (Toll Free)
www.apexgroup.com
DISTRIBUTOR
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
This report is submitted for the general information of
the shareholders of the Funds. It is not authorized for
distribution to prospective investors unless preceded
or accompanied by an effective prospectus, which
includes information regarding the Funds’ risks,
objectives, fees and expenses, experience of its
managements and other information.
212-ANR-0323

Beck Mack + Oliver LLC
Annual Report
March 31, 2023
Beck Mack + Oliver Partners Fund

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2023
1
Dear Fellow Shareholder:
The Beck Mack + Oliver Partners Fund (the “Partners Fund”) returned -11.96% net of fees and expenses for the fiscal year ended March 31, 2023 (the “Fiscal Year”), resulting in a net asset value of $17.32. By comparison, during the Fiscal Year, the S&P 500 Index (the “S&P 500”), which is the Partners Fund’s principal benchmark, returned -7.73%.
Performance Update
The Fiscal Year ended on a volatile and disappointing note amid the turmoil in the US banking system, which culminated in the failures of Silicon Valley Bank and Signature Bank. The Partners Fund outperformed a down market during the first
11 months of the Fiscal Year, and then underperformed during the final month, as illustrated in the table below. We do not believe that the Partners Fund’s underperformance during the final month of the Fiscal Year represents a permanent loss of capital.
Notwithstanding the difficult way in which the Fiscal Year ended, overall we remain pleased with the Partners Fund’s performance over the last few years. During the three years ended March 31, 2023, the total return of the Partners Fund is
+23.42% annualized vs. +18.60% for the S&P 500.
Performance data quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 943-6786.
Manager Succession
We are excited to announce that, effective April 1, 2023, John C. Ellis has succeeded Robert C. Beck as co-portfolio manager of the Partners Fund, joining Richard C. Fitzgerald in that capacity. Messrs. Ellis and Beck are co-managing partners of Beck Mack + Oliver LLC, which is the investment adviser of the Partners Fund, and Mr. Ellis’s involvement with the Partners Fund is part of a planned succession process. Messrs. Ellis, Beck, and Fitzgerald are all partners of Beck
Mack + Oliver LLC.
Total Returns
3/31/22 – 2/28/23 2/28/23 – 3/31/23 3/31/22 – 3/31/23
Partners Fund -9.47% -2.75% -11.96%
S&P 500 -11.00% +3.67% -7.73%
Total Returns
3/31/20 – 3/31/21 3/31/21 – 3/31/22 3/31/22 – 3/31/23 3-Year Annualized
Partners Fund +81.97% +17.35% -11.96% +23.42%
S&P 500 +56.35% +15.65% -7.73% +18.60%

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2023
2
Largest Positive & Negative Contributors
The table below indicates the largest positive and negative contributors to investment performance as well as the total returns of the respective securities during the Fiscal Year.
1
We initiated a position in First Data towards the end of the fiscal year ended March 31, 2021. As we noted at the time, we were impressed with CEO Frank Bisignano, who was a longtime executive at JPMorgan Chase before taking the helm at First Data, a merchant acquiring business. Bisignano successfully turned around First Data, which was subsequently acquired by Fiserv, and Bisignano became CEO of the combined company, which we believed held a strong competitive position in the payments and financial technology industry.
We also initiated a position in Arthur J. Gallagher (“AJG”) during the fiscal year ended March 31, 2021. And as we noted
at the time, AJG, which is one of the world’s largest insurance brokers, had thrived under the careful stewardship of the
Gallagher family, consistently delivering organic growth over a long period of time, supplemented by an effective strategy of acquiring smaller brokers.
In the case of both Fiserv and AJG, we believe that our initial investment represented an attractive multiple of earnings and cash flow, especially in the context of expected future growth and the quality of the underlying business. During the
Fiscal Year, despite various economic headwinds and volatile financial markets, both companies continued to deliver solid operational and financial performance.
The Partners Fund has had a multiyear investment in the alternative asset managers Apollo Global Management (“Apollo”)
and Blackstone. We believe that these two companies benefit from their global scale, multi-decade track record of generating superior investment results, best-in-class fundraising and distribution, and excellent management, all of which have contributed to ongoing growth in fee-related earnings.
Given that they are in the same industry, it is striking that Apollo was one of our largest positive contributors during the
Fiscal Year, while Blackstone was one of our largest detractors. We believe that some of this performance dispersion is a function of contemporaneous factors—e.g., (i) rising interest rate were more of a boon for Apollo, given its greater orientation towards credit and insurance, and (ii) Blackstone’s highly successful non-traded real estate investment trust, known as BREIT, experienced some outflows during the latter part of the Fiscal Year. However, during the fiscal year ended
1
Contribution refers to how much the position contributed to, or detracted from, the Partners Fund’s investment performance during the Fiscal Year.
Total return refers to the security’s total return during the entire Fiscal Year.
Largest Positive Contributors Largest Negative Contributors
Position Contribution Total Return Position Contribution Total Return
Fiserv +0.81% +11.47% Blackstone -2.01% -27.67%
Apollo Global Management +0.75% +4.57% Warner Bros. Discovery -1.72% -39.53%
Arthur J. Gallagher +0.62% +10.83% Alphabet -1.61% -25.53%

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2023
3
March 31, 2022, Blackstone and Apollo generated total returns of +76.22% and +35.91%, respectively. Thus, their respective total returns during the Fiscal Year may also represent some degree of mean-reversion. During the two years ended March
31, 2023, Blackstone and Apollo generated annualized total returns of +12.89% and +19.21%, respectively, while the S&P generated an annualized total return of +3.28%.
We have discussed our investment in Warner Bros. Discovery in recent shareholder letters, including in our letter for the semi-annual period ended September 30, 2022 (the “September 2022 Letter”). In that letter, we wrote, “We remain confident in the management team’s ability to successfully integrate the two companies, achieve substantial expense synergies, generate strong cash flow, and rapidly pay down debt, the realization of which we believe will act as a positive catalyst for the stock.” Since then, the company has demonstrated tangible progress along these lines, which we expect to continue. Although the stock was a material underperformer during the Fiscal Year, its more recent returns reflect the progress the company is making: from December 31, 2022, to the end of the Fiscal Year, Warner Bros. Discovery generated a total return of +59.28%.
The Partners Fund has had a multiyear investment in Alphabet, which comprises digital advertising, YouTube, public cloud computing, the Android operating system, the Play app store, and various other businesses and technologies. We believe that Alphabet’s digital advertising business, whose core is tied to the ubiquitous Google search engine, is one of the best businesses of all time. Alphabet has generated outstanding growth in its revenues, earnings, and cash flow over a long period of time, and we expect these trends to continue. The valuation of the stock, however, has been buffeted by multiple headwinds, including antitrust litigation and regulatory change, competition (e.g., TikTok), technological disruption (e.g., artificial intelligence “chatbots”), and macroeconomic deceleration. Since the inception of our investment, Alphabet has generated attractive total returns, and we continue to view the stock as among our highest-conviction investments.
New & Exited Positions
The table below indicates the two new positions that were initiated and the four positions that were exited during the Fiscal
Year.
We discussed our new investment in Ferguson in the September 2022 Letter. Since then, we have been pleased with the performance of both the business and the stock.
We recently made a new investment in Zurn Elkay Water Solutions (“Zurn”), which is a market leader in the US commercial plumbing industry. Key products include backflow preventers, valves, touchless toilets and sinks, and touchless bottle fillers that are common in airports and gyms. The company’s offerings tend to be highly specified by architects, and Zurn enjoys a number one or two market position in nearly all major products that it manufactures. We believe that the company is likely to continue to generate strong organic revenue growth for many years to come and that we were able to initiate an investment at a compelling multiple of earnings and cash flow.
We discussed our exits from Black Knight, CAE, and Matador in the September 2022 Letter. We subsequently also exited
Lumen Technologies (“Lumen”). For many years, Lumen struggled with revenue growth headwinds, while generating
New Positions Exited Positions
Ferguson Black Knight
Zurn Elkay Water Solutions CAE
Lumen Technologies
Matador

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2023
4
significant amounts of cash flow. More recently, it announced or completed multiple divestitures and brought in a new CEO.
Although the stock remains cheap in our opinion, we believe that cash flow will be under pressure in the coming quarters as the new CEO invests for growth, and moreover we simply believe that there are better opportunities elsewhere in the portfolio, including our more recent investments noted above.
Other Portfolio Observations
As of the end of the Fiscal Year, the Partners Fund held 26 equity positions, with the 10 largest positions representing 55.6%
of net assets. This compares to 28 equity positions, with the 10 largest positions representing 52.9% of net assets, as of
March 31, 2022.
As of the end of the Fiscal Year, the largest sector exposures were financials (45.6% of net assets), healthcare (13.2%), and industrials (12.2%), and cash represented less than 1% of net assets.
As of the end of the Fiscal Year, the Partners Fund had an estimated net capital loss carryforward of approximately $10.9 million, or approximately $3.78 per share. We regard this carryforward as a potentially significant source of future value for the Partners Fund’s shareholders, as it may be utilized to offset future realized capital gains.
Outlook & Conclusion
Prior to the recent turmoil in the US banking system, we were reasonably constructive on the economic outlook, believing that (i) while growth was decelerating, the probability of something worse than a mild recession remained low, and (ii)
inflation appeared to be moving the right direction. As of this writing, it appears that there is no longer an acute crisis afflicting the banking system, but we expect the negative economic consequences of the crisis to linger for some time. In particular, we expect depository institutions of all kinds to be more conservative in their underwriting and extension of credit, which will act as a headwind on economic growth. In our opinion, it is not that a deep or prolonged recession has necessarily become the most likely outcome, but the probabilities attaching to various economic scenarios have shifted in a negative direction.
Regardless of the economic environment, we continue to select for high-quality company-specific investments—i.e., those businesses that can compound their earnings at solid rates over long periods of time, enjoy durable competitive advantages, and are led by capable and well-aligned management teams. Within this subset of excellent businesses, we look to initiate investments when the stocks are trading at a compelling multiple of earnings and cash flow, with the overarching goal of owning great businesses at attractive valuations.
Thank you for your support.
Yours sincerely,
John C. Ellis Richard C. Fitzgerald

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2023
5
Appendix: Historical Performance
Total returns for the Partners Fund and the S&P 500 for the periods ended March 31, 2023, were as follows:
Performance data quoted represent past performance and are no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. As stated in the current prospectus, the Partners Fund’s annual operating expense ratio (gross) is 1.58%. However, the Partners Fund’s adviser has agreed to contractually waive its fees and/or reimburse expenses to limit total operating expenses to 1.00% through at least July 31, 2023; otherwise performance shown would have been lower. For the most recent month-end performance, please call (800) 943-6786. Returns greater than one year are annualized.
IMPORTANT RISKS AND DISCLOSURE:
There is no assurance that the Partners Fund will achieve its investment objective. An investment in the Partners Fund is subject to risk, including the possible loss of principal amount invested. The risks associated with the Partners Fund include:
equity and convertible securities risk, foreign securities risk, management risk, fixed income securities risk, noninvestment grade securities risk, liquidity risk, non-diversification risk, and business development risk. The Partners Fund may invest in small and mid-sized capitalization companies, and such companies may carry greater risk than is customarily associated with larger companies for various reasons, such as narrower markets, limited financial resources, and less liquid stock. The
Partners Fund may invest in large capitalization companies, and such companies may underperform other segments of the market for various reasons, such as lower responsiveness to competitive challenges or opportunities and an inability to attain high growth rates during periods of economic expansion.
The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks. The total returns of the S&P 500 Index and of the Partners Fund include the reinvestment of dividends and income. The total return of the Partners Fund includes operating expenses that reduce returns, while the total return of the S&P 500 Index does not include expenses. The Partners Fund is professionally managed while the S&P
500 Index is unmanaged and is not available for investment. It is not possible to invest directly in an index.
This letter may contain discussions about certain investments both held and not held in the portfolio. All current and future holdings are subject to risk and to change. The views in this report were those of the Partners Fund managers as of March 31, 2023, and may not reflect their views on the date this report is first published or any time thereafter.
These views are intended to assist shareholders in understanding their investment in the Partners Fund and do not constitute investment advice.
On December 1, 2009, a limited partnership managed by the adviser reorganized into the Partners Fund. The predecessor limited partnership maintained an investment objective and investment policies that were, in all material respects, equivalent
Annualized Returns
One Year Three Years Five Years Ten Years
Since Inception
April 19, 1991
Partners Fund -11.96% +23.42% +8.65% +5.90% +8.41%
S&P 500 -7.73% +18.60% +11.19% +12.24% +9.89%
significant amounts of cash flow. More recently, it announced or completed multiple divestitures and brought in a new CEO.
Although the stock remains cheap in our opinion, we believe that cash flow will be under pressure in the coming quarters as the new CEO invests for growth, and moreover we simply believe that there are better opportunities elsewhere in the portfolio, including our more recent investments noted above.
Other Portfolio Observations
As of the end of the Fiscal Year, the Partners Fund held 26 equity positions, with the 10 largest positions representing 55.6%
of net assets. This compares to 28 equity positions, with the 10 largest positions representing 52.9% of net assets, as of
March 31, 2022.
As of the end of the Fiscal Year, the largest sector exposures were financials (45.6% of net assets), healthcare (13.2%), and industrials (12.2%), and cash represented less than 1% of net assets.
As of the end of the Fiscal Year, the Partners Fund had an estimated net capital loss carryforward of approximately $10.9 million, or approximately $3.78 per share. We regard this carryforward as a potentially significant source of future value for the Partners Fund’s shareholders, as it may be utilized to offset future realized capital gains.
Outlook & Conclusion
Prior to the recent turmoil in the US banking system, we were reasonably constructive on the economic outlook, believing that (i) while growth was decelerating, the probability of something worse than a mild recession remained low, and (ii)
inflation appeared to be moving the right direction. As of this writing, it appears that there is no longer an acute crisis afflicting the banking system, but we expect the negative economic consequences of the crisis to linger for some time. In particular, we expect depository institutions of all kinds to be more conservative in their underwriting and extension of credit, which will act as a headwind on economic growth. In our opinion, it is not that a deep or prolonged recession has necessarily become the most likely outcome, but the probabilities attaching to various economic scenarios have shifted in a negative direction.
Regardless of the economic environment, we continue to select for high-quality company-specific investments—i.e., those businesses that can compound their earnings at solid rates over long periods of time, enjoy durable competitive advantages, and are led by capable and well-aligned management teams. Within this subset of excellent businesses, we look to initiate investments when the stocks are trading at a compelling multiple of earnings and cash flow, with the overarching goal of owning great businesses at attractive valuations.
Thank you for your support.
Yours sincerely,
John C. Ellis Richard C. Fitzgerald

Beck Mack + Oliver Partners Fund
A MESSAGE TO OUR SHAREHOLDERS (Unaudited)
March 31, 2023
6
to those of the Partners Fund. The Partners Fund’s performance for the periods before December 1, 2009, is that of the limited partnership and includes the expenses of the limited partnership, which were lower than the Partners Fund’s current expenses, except for 2008 where the expenses of the limited partnership were higher. The performance prior to December
1, 2009, is based on calculations that are different from the standardized method of calculations by the SEC. If the limited partnership’s performance had been readjusted to reflect the estimated expenses of the Partners Fund for its first Fiscal Year, the performance would have been lower. The limited partnership was not registered under the Investment Company Act of
1940 (“1940 Act”) and was not subject to certain investment limitations, diversification requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, which, if applicable, may have adversely affected its performance.
Fund holdings and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk. For a complete list of fund holdings, please refer to the Schedule of Investments in this report.

Beck Mack + Oliver Partners Fund
PERFORMANCE CHART AND ANALYSIS (Unaudited)
March 31, 2023
7
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Beck Mack +
Oliver Partners Fund (the”Fund”) compared with the performance of the benchmark, S&P 500® Index (the “S&P 500”), over the past 10 fiscal years. The
S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income. The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of a $10,000 Investment
Beck Mack + Oliver Partners Fund vs. S&P 500 Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 943-6786. As stated in the Fund’s prospectus, the annual operating expense ratio
(gross) is 1.58%. However, the Fund’s adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund
Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses) to 1.00%, through at least July 31, 2023 (the “Expense Cap”). The Expense Cap may be raised or eliminated only with the consent of the Board of Trustees. During the year, certain fees were waived and/or expenses reimbursed; otherwise, returns would have been lower. Shares redeemed or exchanged within 60 days of purchase will be charged a 2.00% redemption fee. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended March 31, 2023 One Year Five Year Ten Year
Beck Mack + Oliver Partners Fund -11.96% 8.65% 5.90%
S&P 500® Index -7.73% 11.19% 12.24%

Beck Mack + Oliver Partners Fund
PORTFOLIO PROFILE (Unaudited)
March 31, 2023
8
PORTFOLIO HOLDINGS
% of Total Investments

Beck Mack + Oliver Partners Fund
SCHEDULE OF INVESTMENTS
March 31, 2023
9
See Notes to Financial Statements.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in
Note 2 of the accompanying Notes to Financial Statements.
The Level 1 value displayed in this table includes Common Stock. The
Level 2 value displayed in this table includes a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.
Shares Security Description Value
Common Stock - 99.4%
Communication Services - 9.7%
26,000 Alphabet, Inc., Class C
(a)
$ 2,704,000
140,000 Warner Bros Discovery, Inc.
(a)
2,114,000
4,818,000
Consumer Discretionary - 3.1%
11,000 Hilton Worldwide Holdings, Inc. 1,549,570
Energy - 3.6%
70,000 Enterprise Products Partners LP 1,813,000
Financials - 45.6%
51,000 Apollo Global Management, Inc. 3,221,160
13,000 Arthur J Gallagher & Co. 2,487,030
37,000 Blackstone, Inc., Class A 3,250,080
6,000 Credit Acceptance Corp.
(a)
2,616,240
12,000 Enstar Group, Ltd.
(a)
2,781,480
23,000 Fiserv, Inc.
(a)
2,599,690
12,000 JPMorgan Chase & Co. 1,563,720
6,750 Mastercard, Inc., Class A 2,453,018
35,000 The Charles Schwab Corp. 1,833,300
22,805,718
Health Care - 13.2%
6,000 Abbott Laboratories 607,560
9,000 Laboratory Corp. of America
Holdings 2,064,780
84,000 RadNet, Inc.
(a)
2,102,520
100,000 Teva Pharmaceutical Industries, Ltd.,
ADR
(a)
885,000
3,000 Waters Corp.
(a)
928,890
6,588,750
Industrials - 12.2%
7,000 Advanced Drainage Systems, Inc. 589,470
43,000 Ashtead Group PLC 2,648,800
11,000 Ferguson PLC 1,471,250
65,000 Zurn Elkay Water Solutions Corp. 1,388,400
6,097,920
Information Technology - 8.3%
16,000 CoStar Group, Inc.
(a)
1,101,600
10,500 Microsoft Corp. 3,027,150
4,128,750
Materials - 2.0%
4,500 The Sherwin-Williams Co. 1,011,465
Real Estate - 1.7%
110,000 Tricon Residential, Inc. 852,500
Total Common Stock (Cost $32,928,554) 49,665,673
Shares Security Description Value
Money Market Fund - 0.6%
303,619 First American
Government Obligations
Fund, Class X, 4.65%
(b)
(Cost $303,619) $ 303,619
Investments, at value - 100.0% (Cost $33,232,173) $ 49,969,292
Other Assets & Liabilities, Net - 0.0% (5,826)
Net Assets - 100.0% $ 49,963,466
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Dividend yield changes daily to reflect current market
conditions. Rate was the quoted yield as of March 31, 2023.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 49,665,673
Level 2 - Other Significant Observable Inputs 303,619
Level 3 - Significant Unobservable Inputs –
Total $ 49,969,292

Beck Mack + Oliver Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
March 31, 2023
10
See Notes to Financial Statements.
* Shares redeemed or exchanged within 60 days of purchase are charged a 2.00% redemption fee.
ASSETS
Investments, at value (Cost $33,232,173) $ 49,969,292
Receivables:
Fund shares sold 25,000
Dividends 15,066
Prepaid expenses 10,221
Total Assets
50,019,579
LIABILITIES
Accrued Liabilities:
Investment adviser fees 8,858
Fund services fees 15,047
Other expenses 32,208
Total Liabilities
56,113
NET ASSETS
$ 49,963,466
COMPONENTS OF NET ASSETS
Paid-in capital $ 43,040,792
Distributable Earnings 6,922,674
NET ASSETS
$ 49,963,466
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 2,884,810
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE* $ 17.32

Beck Mack + Oliver Partners Fund
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2023
11
See Notes to Financial Statements.
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $3,045) $ 724,935
Total Investment Income
724,935
EXPENSES
Investment adviser fees 502,930
Fund services fees 180,605
Custodian fees 10,267
Registration fees 21,527
Professional fees 41,517
Trustees' fees and expenses 5,942
Other expenses 79,844
Total Expenses 842,632
Fees waived
(339,703)
Net Expenses
502,929
NET INVESTMENT INCOME
222,006
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on:
Investments
(2,735,819)
Foreign currency transactions
(964)
Net realized loss
(2,736,783)
Net change in unrealized appreciation (depreciation) on investments
(4,496,538)
NET REALIZED AND UNREALIZED LOSS
(7,233,321)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (7,011,315)

Beck Mack + Oliver Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS
12
See Notes to Financial Statements.
For the Years Ended March 31,
2023 2022
OPERATIONS
Net investment income $ 222,006 $ 177,809
Net realized gain (loss) (2,736,783) 4,746,128
Net change in unrealized appreciation (depreciation) (4,496,538) 3,222,907
Increase (Decrease) in Net Assets Resulting from Operations
(7,011,315) 8,146,844
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(17,575) –
CAPITAL SHARE TRANSACTIONS
Sale of shares 2,249,501 14,461,428
Reinvestment of distributions 16,536 –
Redemption of shares
(4,758,998) (10,612,972)
Redemption fees
2,132 24,265
Increase (Decrease) in Net Assets from Capital Share Transactions
(2,490,829) 3,872,721
Increase (Decrease) in Net Assets
(9,519,719) 12,019,565
NET ASSETS
Beginning of Year
59,483,185 47,463,620
End of Year
$ 49,963,466 $ 59,483,185
SHARE TRANSACTIONS
Sale of shares 129,698 726,905
Reinvestment of distributions 1,000 –
Redemption of shares
(268,263) (534,766)
Increase (Decrease) in Shares
(137,565) 192,139

Beck Mack + Oliver Partners Fund
FINANCIAL HIGHLIGHTS
13
See Notes to Financial Statements.
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended March 31,
2023 2022 2021 2020 2019
NET ASSET VALUE, Beginning of Year
$ 19.68 $ 16.77 $ 9.27 $ 11.24 $ 11.56
INVESTMENT OPERATIONS
Net investment income (a) 0.08 0.06 0.10 0.12 0.14
Net realized and unrealized gain (loss)
(2.43) 2.84 7.48 (2.03) (0.46)
Total from Investment Operations
(2.35) 2.90 7.58 (1.91) (0.32)
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.01) – (0.08) (0.06) –
Total Distributions to Shareholders
(0.01) – (0.08) (0.06) –
REDEMPTION FEES(a)
0.00(b) 0.01 0.00(b) 0.00(b) 0.00(b)
NET ASSET VALUE, End of Year
$ 17.32 $ 19.68 $ 16.77 $ 9.27 $ 11.24
TOTAL RETURN
(11.96)% 17.35% 81.97% (17.17)% (2.77)%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 49,963 $ 59,483 $ 47,464 $ 27,161 $ 36,760
Ratios to Average Net Assets:
Net investment income 0.44% 0.30% 0.82% 1.01% 1.19%
Net expenses 1.00% 1.00% 1.00% 1.00% 1.00%
Gross expenses (c) 1.68% 1.58% 1.86% 1.80% 1.74%
PORTFOLIO TURNOVER RATE 11% 15% 18% 10% 17%
(a) Calculated based on average shares outstanding during each year.
(b) Less than $0.01 per share.
(c) Reflects the expense ratio excluding any waivers and/or reimbursements.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
14
Note 1. Organization
The Beck Mack + Oliver Partners Fund (the “Fund”) is a non-diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment
Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The Fund commenced operations on December 1,
2009, after it acquired the net assets of BMO Partners Fund, L.P. (the “Partnership”), in exchange for Fund shares. The
Partnership commenced operations in 1991. The Fund seeks long-term capital appreciation with the preservation of capital.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards
Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America
(“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day.
In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Debt securities may be valued at prices supplied by a fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics such as rating, interest rate and maturity. Shares of non-exchange traded open-end mutual funds are valued at net asset value
(“NAV”). Short-term investments that mature in sixty days or less may be valued at amortized cost.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has designated the Adviser, as defined in Note 3, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The
Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
15
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different
NAV than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term
U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S.
market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2023, for the Fund’s investments is included at the end of the Fund’s
Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-
dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis. Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.
Distributions to Shareholders – The Fund declares any dividends from net investment income and pays them annually.
Any net capital gains and net foreign currency gains realized by the Fund are distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter
M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
16
capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of March 31,
2023, there are no uncertain tax positions that would require financial statement recognition, de-recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Redemption Fees – A shareholder who redeems or exchanges shares within 60 days of purchase will incur a redemption fee of 2.00% of the current NAV of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee. Redemption fees incurred for the Fund, if any, are reflected on the Statements of Changes in Net Assets.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the Fund’s balance sheet.
Note 3. Fees and Expenses
Investment Adviser – Beck Mack + Oliver LLC (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of
1.00% of the Fund’s average daily net assets.
Distribution – Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan; accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the Statement of Operations.
Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex
Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a
Principal Financial Officer, a Chief Compliance Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
17
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit
Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the Fund.
Note 4. Expense Reimbursement and Fees Waived
The Adviser  has contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating
Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, acquired fund fees and expenses and extraordinary expenses ) to 1.00% , through at least July 31, 2023. During the year ended March 31, 2023, fees waived were $339,703.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended March 31, 2023 were $5,767,137 and $8,080,027, respectively.
Note 6. Federal Income Tax
As of March 31, 2023, the cost of investments for federal income tax purposes is $32,165,181 and the components of net unrealized appreciation were as follows:
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of March 31, 2023, distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of
Assets and Liabilities are primarily due to partnerships, wash sales and return of capital on equity securities.
Gross Unrealized Appreciation $ 19,914,445
Gross Unrealized Depreciation (2,110,334)
Net Unrealized Appreciation $ 17,804,111
Ordinary Income
2023 $ 17,575
2022 0
Undistributed Ordinary Income
$ 18,044
Capital and Other Losses
(10,899,481)
Unrealized Appreciation
17,804,111
Total
$ 6,922,674

Beck Mack + Oliver Partners Fund
NOTES TO FINANCIAL STATEMENTS
March 31, 2023
18
As of March 31, 2023, the Fund had $4, 874 , 5 4 5 of available short-term capital loss carryforwards and $ 6 , 024 , 936 of available long-term capital loss carryforwards that have no expiration date.
On the Statement of Assets and Liabilities, as a result of permanent book to tax differences, certain amounts have been reclassified for the year ended March 31, 2023 . The following reclassification was the result of investments in partnerships and has no impact on the net assets of the Fund.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
Distributable Earnings $ 222
Paid-in-Capital (222)

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
19
To the Board of Trustees of Forum Funds
and the Shareholders of Beck Mack + Oliver Partners Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Forum
Funds, comprising Beck Mack + Oliver Partners Fund (formerly Beck, Mack & Oliver Partners Fund) (the “Fund”), as of March 31, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, and the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended March 31, 2022, and prior, were audited by other auditors whose report dated May 27, 2022, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
Cohen & Company
We have served as the auditor of one or more of the Funds in the Forum Funds since 2023.
Philadelphia, Pennsylvania
May 30, 2023

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
20
Investment Advisory Agreement Approval
At the March 17, 2023 Board meeting, the Board, including the Independent Trustees, considered the approval of the continuance of the investment advisory agreement between the Adviser and the Trust pertaining to the Fund (the “Advisory
Agreement”). In preparation for its deliberations, the Board requested and reviewed written responses from the Adviser to a due diligence questionnaire circulated on the Board’s behalf concerning the services provided by the Adviser. The Board also discussed the materials with Fund counsel and, as necessary, with the Trust’s administrator. During its deliberations, the
Board received an oral presentation from the Adviser, and was advised by independent Trustee counsel.
At the meeting, the Board reviewed, among other matters: (1) the nature, extent and quality of the services provided to the
Fund by the Adviser, including information on the investment performance of the Fund and Adviser; (2) the costs of the services provided and profitability to the Adviser of its relationship with the Fund; (3) the advisory fee and total expense ratio of the Fund as compared to those of a relevant peer group of funds; (4) the extent to which economies of scale may be realized as the Fund grows and whether the advisory fees enable the Fund’s investors to share in the benefits of economies of scale; and (5) other benefits received by the Adviser from its relationship with the Fund. In addition, the Board recognized that the evaluation process with respect to the Adviser was an ongoing one and, in this regard, the Board considered information provided by the Adviser at regularly scheduled meetings during the past year.
Nature, Extent and Quality of Services
Based on written materials received, a presentation from representatives of the Adviser, and a discussion with the Adviser regarding the Adviser’s personnel, operations and financial condition, the Board considered the quality of services provided by the Adviser under the Advisory Agreement. In this regard, the Board considered information regarding the experience, qualifications and professional background of the portfolio managers at the Adviser who had historically had and, separately, who going forward would have, principal responsibility for the Fund’s investments. The Board also considered the investment philosophy and decision-making processes of the Adviser and the capability and integrity of the Adviser’s senior management and staff.
The Board considered also the adequacy of the Adviser’s resources. The Board noted the Adviser’s representations that the firm is in stable financial condition, that the firm is able to meet its expense reimbursement obligations to the Fund, and that the Adviser has the operational capability and the necessary staffing and experience to continue providing high-
quality investment advisory services to the Fund. Based on the presentation and the materials provided by the Adviser in connection with the Board’s consideration of the renewal of the Advisory Agreement, among other relevant factors, the
Board concluded that, overall, it was satisfied with the nature, extent, and quality of services provided to the Fund under the Advisory Agreement.
Performance
In connection with a presentation by the Adviser regarding its approach to managing the Fund, the Board reviewed the performance of the Fund compared to its primary benchmark index. The Board observed that the Fund underperformed the S&P 500 Index, the Fund’s primary benchmark index, for the one-, five-, and 10-year periods ended December 31,
2022, and for the period since the Partners Fund’s inception on April 19, 1991, and outperformed the primary benchmark index for the three-year period ended December 31, 2022. The Board also considered the Fund’s performance relative to

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
21
an independent peer group identified by Strategic Insight, Inc. (“Strategic Insight Peers”) as having characteristics similar to those of the Fund. The Board observed that the Fund underperformed the average of its Strategic Insight Peers for the one-, five-, and 10-year periods ended December 31, 2022 and outperformed the average of its Strategic Insight Peers for the three-year period ended December 31, 2022. Noting the Adviser’s representation that the Strategic Insight Peers were not the most apt comparison for the Fund, the Board also considered the performance of the Fund as compared to a group of mutual funds identified by the Adviser as being more representative of the Fund’s investment strategy than the Strategic
Insight Peers (the “Adviser Peers”). The Board observed that the Fund underperformed the average of the Adviser Peers for the one-year period ended December 31, 2022 and outperformed the average of the Adviser Peers for each of the three- and five-year periods ended December 31, 2022.
The Board considered the Adviser’s representation that the Fund’s underperformance over the one-year period relative to the benchmark index could be attributed, in part, to stock selection within the energy sector and the Fund’s lack of exposure to the utilities sector, the two sectors that drove overall market performance during 2022. The Board also noted
the Adviser’s representation that the Fund’s relative underperformance on a one-year basis could also reflect a degree of mean-reversion, as the Fund significantly outperformed the benchmark during calendar year 2021 and underperformed the benchmark during the calendar year 2022, even though the composition of the Fund’s investment portfolio did not change significantly during 2022. Finally, the Board noted that the Fund had outperformed the benchmark index on a two-, three-, and four-year basis due to, among other factors, its stock selection during those periods.
With respect to the Fund’s performance over longer periods, the Board considered the Adviser’s representation that Fund’s relative underperformance over the five- and 10-year periods was partially a function of the Fund’s underperformance during the fourth quarter of calendar year 2018, which had a disproportionate effect on the Fund’s longer-term performance, as well as the Fund’s underperformance during 2014 and 2015, when a different individual had primary portfolio management responsibilities for the Fund. The Board also considered the Adviser’s representation that the Fund’s relative performance has been negatively affected by the outperformance of growth-style investing over value-style investing over the last ten years.
In consideration of the Adviser’s investment style and the foregoing performance information, among other considerations, the Board determined that the Fund and its shareholders could benefit from the Adviser’s continued management of the
Fund.
Compensation
The Board evaluated the Adviser’s compensation for providing advisory services to the Fund and analyzed comparative information on net advisory fee rates and net expense ratios in the Fund’s Strategic Insight Peers. The Board observed that the Adviser’s net advisory fee rate and net total expense ratio were each less than the median of the Strategic Insight Peer group. The Board also noted the Adviser’s representation that the contractual advisory fee rate charged to the Fund was consistent with the fee charged by the Adviser to its separately managed accounts with comparable investment strategies and levels of assets under management. Based on the foregoing, among other relevant factors, the Board concluded that the
Adviser’s advisory fee rate charged to the Fund was reasonable.

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
22
Costs of Services and Profitability
The Board considered information provided by the Adviser regarding its costs of services and its profitability with respect to the Fund. In this regard, the Board considered the Adviser’s resources devoted to the Fund, as well as the Adviser’s discussion of the costs and profitability of its mutual fund activities. The Board considered also the Adviser’s representation that the Adviser does not conduct a formal, comprehensive cost allocation with respect to its mutual fund activities and separately managed accounts but that the Adviser believed that the Fund was comparatively less profitable than the Adviser’s separately managed accounts as a result of the low level of the Fund’s assets, costs incurred in connection with regulatory compliance applicable to registered investment companies, and the expense cap currently in place. Based on these and other applicable considerations, the Board concluded that the Adviser’s profits attributable to the management of the Fund were reasonable.
Economies of Scale
The Board considered whether the Fund would benefit from any economies of scale. In this regard, the Board considered the
Fund’s fee structure, asset size, and expense cap arrangements. The Board noted the Adviser’s representation that the Fund could potentially benefit from economies of scale at higher asset levels but that, in light of the Fund’s current asset levels and because the Adviser was already waiving a portion of its contractual advisory fee in order to keep the Fund’s expenses at or below the agreed-upon expense cap, the Adviser was not proposing breakpoints in the advisory fee at this time. Based on the foregoing information and other applicable considerations, the Board concluded that the asset level of the Fund was not consistent with the existence of economies of scale and that the advisory fee remained reasonable in light of the current information provided to the Board with respect to economies of scale.
Other Benefits
The Board noted the Adviser’s representation that, other than its contractual advisory fees and the soft dollar benefits accrued from Fund brokerage commissions, the Adviser does not benefit in a material way from its relationship with the
Fund. Based on the foregoing representation, the Board concluded that other benefits received by the Adviser from its relationship with the Fund were not a material factor to consider in approving the continuation of the Advisory Agreement.
Conclusion
The Board did not identify any single factor as being of paramount importance, and different Trustees may have given different weight to different factors. The Board reviewed a memorandum from Fund Counsel discussing the legal standards applicable to its consideration of the Advisory Agreement. Based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the contractual fee under the Advisory Agreement was fair and reasonable in light of the services performed or to be performed, expenses incurred or to be incurred and such other matters as the Board considered relevant.

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
23
Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund, a series of Forum Funds. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of
Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Fund as of and for the fiscal years ended March 31, 2021 and
March 31, 2022 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended March 31, 2021 and March 31, 2022, and during the subsequent interim period through March 9, 2023: (i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no “reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to Form N-CSR.
On March 17, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of
Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending March 31, 2023.
During the fiscal years ended March 31, 2021 and March 31, 2022, and during the subsequent interim period through March
9, 2023, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the of Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item
304(a)(1)(v) of Regulation S-K.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 943-6786 and on the U.S. Securities and Exchange Commission's ("SEC") website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 943-6786 and on the SEC’s website at www.sec.gov.
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on
Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at www.sec.gov.

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
24
Federal Tax Status of Dividends Declared during the Fiscal Year
The Fund designates 100.00 % of its income dividend distributed as qualifying for the corporate dividends-received deduction (DRD) and 100.00 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11) of the Internal Revenue
Code. The Fund also designates 0. 46 % as qualified interest income exempt from U.S. tax for foreign shareholders (QII).
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees, and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from
October 1, 2022 through March 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses.
You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees and exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.
Beginning
Account Value
October 1, 2022
Ending
Account Value
March 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,136.16 $ 5.33 1.00%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,019.95 $ 5.04 1.00%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365 to reflect the half-year period.

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
25
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the
Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland, Maine 04101. The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge and upon request, by calling (800) 943-6786.
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund Services and her role as
President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of Series
in Fund Complex
Overseen By
Trustee
Other
Directorships Held
By Trustee During
Past Five Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since 2011 and
Chairman since
2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008; Senior
Vice President & General Counsel,
American Century Companies (an
investment management firm) 1998-
2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee; Chairman
of the Audit
Committee
Since 2018 Independent consultant providing
interim CFO services, principally to
non-profit organizations, since 2021;
Chief Financial Officer, Freedom House
(a NGO advocating political freedom
and democracy) 2017-2021.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors (a
registered investment adviser) 1996-
2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services since
2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Beck Mack + Oliver Partners Fund
ADDITIONAL INFORMATION (Unaudited)
March 31, 2023
26
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund Services
2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.
Zachary Tackett
Born: 1988
Vice President; Secretary and Anti-
Money Laundering Compliance
Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services 2014-
2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and Vice
President
Chief Compliance Officer
2008-2016 and 2021-current;
Vice President since 2008
Senior Vice President, Apex Fund Services
since 2019; Senior Vice President, Atlantic
Fund Services 2008-2019.

FOR MORE INFORMATION
Investment Adviser
Beck Mack + Oliver LLC
565 Fifth Ave, 19th Floor
New York, NY 10017
www.beckmack.com
Transfer Agent
Apex Fund Services, LLC
P.O. Box 588
Portland, ME 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
www.acaglobal.com
Beck Mack + Oliver Partners Fund
P.O. Box 588
Portland, ME 04112
(800) 943-6786
www.beckmack.com
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
229-ANR-0323

Payson Total
Return Fund
ANNUAL REPORT // March 31, 2023

Payson Total Return Fund
Table of Contents
March 31, 2023
IMPORTANT INFORMATION
An investment in the Fund is subject to risk, including the possible loss of principal. Other Fund risks include equity risk, sector risk, convertible securities risk, debt securities risk, technology sector risk, exchange-
traded funds risk, interest rate risk, credit risk, inflation indexed security risk, U.S. government securities risk, value investment risk, mortgage-related and other asset-backed securities risk, and foreign investments risk. Foreign investing involves certain risks and increased volatility not associated with investing solely in the U.S., including currency fluctuations, economic or financial instability, lack of timely or reliable financial information or unfavorable political or legal developments. Mortgage-related and other asset-
backed securities risks include extension risk and prepayment risk. In addition, the Fund invests in midcap companies, which pose greater risks than those associated with larger, more established companies. There is no assurance that the Fund will achieve its investment objective.
A Message to Our Shareholders (Unaudited) 1
Performance Chart and Analysis (Unaudited) 3
Schedule of Investments 4
Statement of Assets and Liabilities 6
Statement of Operations 7
Statements of Changes in Net Assets 8
Financial Highlights 9
Notes to Financial Statements 10
Report of Independent Registered Public Accounting Firm 15
Additional Information (Unaudited) 17

Payson Total Return Fund
A Message to Our Shareholders (Unaudited)
March 31, 2023
1
Dear Payson Total Return Fund Shareholder,
As was the case with the prior fiscal year for the Payson Total Return Fund (the Fund), inflation and interest rates were the primary drivers of stock and bond returns for the Fund’s fiscal year ended March 31, 2023
(the “period”). Even though consumers and businesses have seen a meaningful reduction in core inflation, which peaked in the spring of 2022, the Federal Reserve has remained committed to tightening monetary policy to bring inflation down to its long-term target of around 2%. This policy is designed to cool demand in order to bring it back into equilibrium with supply. Naturally, this tightening policy tends to put pressure on corporate earnings growth and margins, two critical factors that influence stock valuations, or what investors are willing to pay for a company’s anticipated earnings and cash flow. All these factors contributed to a challenging year for both the US stock market and the Payson Total Return Fund. For the past fiscal year ended March of 2023, the Fund generated a total return of -7.81%. These results were slightly less than those posted by the S&P 500 Index (the Index) for the same period, which produced total returns of -7.73%.
With the rapidly changing interest rate dynamics described above, investors witnessed dramatic changes in market leadership over the course of the past year. As the economy started to slow in response to the rise in interest rates, investors once again returned to the larger capitalized companies within the Index.
Given their size relative to the other Index constituents, these companies tend to have an outsized influence over the market’s performance. With slowing earnings growth becoming more evident, investors seem to have sought out the safety of the technology sector on the expectation that demand for their products and services will hold up even if the economy continues to recede. Although these companies are currently well represented in the Fund, the Fund’s portfolio managers also found value in other sectors with attractive characteristics, but these companies failed to generate returns that matched that of the larger technology companies particularly in the second half of the period.
The portfolio managers of the Fund, who have been at its helm for many years, remain committed to the disciplined approach that’s been in place since the Fund’s inception. That approach involves constructing and maintaining a portfolio of companies that collectively seek to have superior characteristics relative to the Index. Broadly speaking, the managers focus on the highest quality companies they can find as defined by high and sustainable margins and cash flow. Typically, stocks with these traits tend to perform well over the long run and, in particular, in down markets when investors tend to flock to higher quality stocks with an eye towards reducing portfolio risk. Importantly, the managers also evaluate how the companies they select deploy that cash flow, seeking out companies that enhance shareholder value whether it be through timely stock repurchases, above average dividend growth or strategic acquisitions. Finally, the managers consistently overlay valuation work, assessing whether the market is properly pricing these stocks given their estimate of sustainable cash flow growth.
When evaluating the sector exposures this past fiscal year for the Fund, its higher than benchmark exposures to technology stocks continued to add positively to the performance this past fiscal year. Specifically, both
CDW Corporation and Broadcom Inc. ranked in the top five for positive contributors and the Fund continues to hold these two stocks. On the other hand, the managers chose to increase the weight in Health Care

Payson Total Return Fund
A Message to Our Shareholders (Unaudited)
March 31, 2023
2
stocks throughout the period which in fact helped results in the first half but ultimately underperformed the market. The Fund’s overweight in this sector was the primary factor in the Fund’s underperformance. CVS
Health Corp., which has since been sold from the portfolio, was the worst performing stock in the Fund during the period.
The stock market bottomed in the fall of 2022 and stock prices have begun to rise with the growing expectation that, with the fall in inflation and growing signs the economy is in fact slowing, the Federal
Reserve’s tightening cycle may have concluded. In fact, many investors anticipate they may soon be forced to cut interest rates to avoid a deep recession. Although the Fund managers avoid speculating about changes in Fed policy and the future direction of interest rates, they do believe the Fed’s priority is to wring out inflationary expectations, which could take longer than many investors expect. As such, the Fund managers remain cautious but committed to the disciplined approach that has produced long-term competitive returns for its investors.

Payson Total Return Fund
Performance Chart and Analysis (Unaudited)
March 31, 2023
3
The following chart reflects the change in the value of a hypothetical $10,000 investment, including reinvested dividends and distributions, in Payson Total Return Fund (the”Fund”) compared with the performance of the benchmark, S&P 500 Index (the “S&P
500”), over the past ten fiscal years. The S&P 500 is a broad-based measurement of the U.S. stock market based on the performance of 500 widely held large capitalization common stocks. The total return of the index includes the reinvestment of dividends and income.
The total return of the Fund includes operating expenses that reduce returns, while the total return of the index does not include expenses. The Fund is professionally managed, while the index is unmanaged and is not available for investment.
Comparison of Change in Value of a $10,000 Investment
Payson Total Return Fund vs. S&P 500® Index
Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please call (800) 805-8258. As stated in the
Fund’s prospectus, the annual operating expense ratio (gross) is 0.82%. The performance table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns greater than one year are annualized.
Average Annual Total Returns
Periods Ended March 31, 2023 One Year Five Year Ten Year
Payson Total Return Fund -7.81% 12.14% 11.37%
S&P 500® Index -7.73% 11.19% 12.24%

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
March 31, 2023
See Notes to Financial Statements.
4
The following is a summary of the inputs used to value the
Fund's investments as of March 31, 2023.
The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in Note 2 of the accompanying Notes to Financial Statements.
Shares Security Description Value
Common Stock - 99.6%
Consumer Discretionary - 9.1%
3,050 AutoZone, Inc. (a) $ 7,497,358
28,230 Polaris, Inc. 3,123,085
37,300 The Home Depot, Inc. 11,007,976
21,628,419
Consumer Staples - 7.9%
136,400 Bristol-Myers Squibb Co. 9,453,884
45,000 CVS Health Corp. 3,343,950
10,325 Thermo Fisher Scientific, Inc. 5,951,020
18,748,854
Energy - 5.3%
37,160 Chevron Corp. 6,063,025
70,390 Devon Energy Corp. 3,562,438
14,645 Pioneer Natural Resources Co. 2,991,095
12,616,558
Financials - 16.9%
25,870 American Express Co. 4,267,256
21,065 Aon PLC, Class A 6,641,584
41,650 Berkshire Hathaway, Inc.,
Class B (a) 12,860,271
20,510 Mastercard, Inc., Class A 7,453,539
40,725 Visa, Inc., Class A 9,181,859
40,404,509
Health Care - 15.6%
36,735 AbbVie, Inc. 5,854,457
21,630 Amgen, Inc. 5,229,052
8,625 Danaher Corp. 2,173,845
53,300 Johnson & Johnson 8,261,500
132,000 Pfizer, Inc. 5,385,600
21,730 UnitedHealth Group, Inc. 10,269,381
37,173,835
Industrials - 7.1%
47,150 AMETEK, Inc. 6,852,309
24,237 L3Harris Technologies, Inc. 4,756,269
64,000 Otis Worldwide Corp. 5,401,600
17,010,178
Shares Security Description Value
Information Technology - 37.7%
11,220 Accenture PLC, Class A $ 3,206,788
133,700 Alphabet, Inc., Class A (a) 13,868,701
71,425 Apple, Inc. 11,777,982
24,560 Broadcom, Inc. 15,756,222
44,010 CDW Corp. 8,577,109
168,726 HP, Inc. 4,952,108
18,000 Lam Research Corp. 9,542,160
23,215 Microsoft Corp. 6,692,885
13,800 NVIDIA Corp. 3,833,226
40,000 Taiwan Semiconductor
Manufacturing Co., Ltd., ADR 3,720,800
42,760 Texas Instruments, Inc. 7,953,788
89,881,769
Total Common Stock (Cost $174,400,145) 237,464,122
Investments, at value - 99.6% (Cost
$174,400,145) $ 237,464,122
Other Assets & Liabilities, Net - 0.4% 951,213
Net Assets - 100.0% $ 238,415,335
ADR American Depositary Receipt
PLC Public Limited Company
(a) Non-income producing security.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 237,464,122
Level 2 - Other Significant Observable Inputs –
Level 3 - Significant Unobservable Inputs –
Total $ 237,464,122

Payson Total Return Fund
SCHEDULE OF INVESTMENTS
March 31, 2023
See Notes to Financial Statements.
5
The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.
PORTFOLIO HOLDINGS (Unaudited)
% of Total Investments
Consumer Discretionary 9.1%
Consumer Staples 7.9%
Energy 5.3%
Financials 17.0%
Health Care 15.7%
Industrials 7.2%
Information Technology 37.8%
100.0%

Payson Total Return Fund
Statement of Assets and Liabilities
March 31, 2023
See Notes to Financial Statements.
6
ASSETS
Investments, at value (Cost $174,400,145) $ 237,464,122
Cash 1,059,755
Receivables:
Fund shares sold 342,619
Dividends and interest 144,850
Prepaid expenses 10,833
Total Assets
239,022,179
LIABILITIES
Payables:
Fund shares redeemed 119,204
Distributions payable 290,534
Accrued Liabilities:
Investment adviser fees 127,712
Fund services fees 29,460
Other expenses 39,934
Total Liabilities
606,844
NET ASSETS
$ 238,415,335
COMPONENTS OF NET ASSETS
Paid-in capital $ 175,549,218
Distributable Earnings 62,866,117
NET ASSETS
$ 238,415,335
SHARES OF BENEFICIAL INTEREST AT NO PAR VALUE (UNLIMITED SHARES AUTHORIZED) 9,632,398
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE $ 24.75

Payson Total Return Fund
Statement of Operations
YEAR ENDED MARCH 31, 2023
See Notes to Financial Statements.
7
INVESTMENT INCOME
Dividend income (Net of foreign withholding taxes of $8,993) $ 4,588,386
Interest income 269,381
Total Investment Income
4,857,767
EXPENSES
Investment adviser fees 1,467,751
Fund services fees 342,536
Custodian fees 25,543
Registration fees 25,137
Professional fees 50,479
Trustees' fees and expenses 9,847
Other expenses 73,218
Total Expenses 1,994,511
NET INVESTMENT INCOME
2,863,256
NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain on investments 1,585,856
Net change in unrealized appreciation (depreciation) on investments
(21,276,307)
NET REALIZED AND UNREALIZED LOSS
(19,690,451)
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS
$ (16,827,195)

Payson Total Return Fund
Statements of Changes in Net Assets
See Notes to Financial Statements.
8
For the Years Ended March 31,
2023 2022
OPERATIONS
Net investment income $ 2,863,256 $ 1,146,865
Net realized gain 1,585,856 8,833,278
Net change in unrealized appreciation (depreciation) (21,276,307) 19,050,642
Increase (Decrease) in Net Assets Resulting from Operations
(16,827,195) 29,030,785
DISTRIBUTIONS TO SHAREHOLDERS
Total Distributions Paid
(6,059,082) (27,030,027)
CAPITAL SHARE TRANSACTIONS
Sale of shares 79,389,467 106,438,422
Reinvestment of distributions 4,924,970 25,286,406
Redemption of shares
(45,357,046) (82,204,939)
Increase in Net Assets from Capital Share Transactions
38,957,391 49,519,889
Increase in Net Assets
16,071,114 51,520,647
NET ASSETS
Beginning of Year
222,344,221 170,823,574
End of Year
$ 238,415,335 $ 222,344,221
SHARE TRANSACTIONS
Sale of shares 3,211,535 3,737,849
Reinvestment of distributions 199,667 907,730
Redemption of shares
(1,865,222) (2,839,986)
Increase in Shares
1,545,980 1,805,593

Payson Total Return Fund
Financial Highlights
See Notes to Financial Statements.
9
These financial highlights reflect selected data for a share outstanding throughout each year .
For the Years Ended March 31,
2023 2022 2021 2020 2019
NET ASSET VALUE, Beginning of Year
$ 27.50 $ 27.20 $ 18.17 $ 19.37 $ 17.76
INVESTMENT OPERATIONS
Net investment income (a) 0.29 0.14 0.17 0.15 0.13
Net realized and unrealized gain (loss)
(2.45) 3.92 10.75 (1.20) 1.61
Total from Investment Operations
(2.16) 4.06 10.92 (1.05) 1.74
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income (0.28) (0.14) (0.17) (0.15) (0.13)
Net realized gain
(0.31) (3.62) (1.72) – –
Total Distributions to Shareholders
(0.59) (3.76) (1.89) (0.15) (0.13)
NET ASSET VALUE, End of Year
$ 24.75 $ 27.50 $ 27.20 $ 18.17 $ 19.37
TOTAL RETURN
(7.81)% 14.82% 61.37% (5.48)% 9.83%
RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted) $ 238,415 $ 222,344 $ 170,824 $ 104,475 $ 108,910
Ratios to Average Net Assets:
Net investment income 1.17% 0.50% 0.72% 0.74% 0.71%
Net expenses 0.82% 0.82% 0.85% 0.86% 0.89%
PORTFOLIO TURNOVER RATE 51% 87% 64% 25% 27%
(a) Calculated based on average shares outstanding during each year.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2023
10
Note 1. Organization
The Payson Total Return Fund (the “Fund”) is a diversified portfolio of Forum Funds (the “Trust”). The Trust is a Delaware statutory trust that is registered as an open-end, management investment company under the Investment Company Act of 1940, as amended (the “Act”). Under its Trust Instrument, the Trust is
authorized to issue an unlimited number of the Fund’s shares of beneficial interest without par value. The
Fund commenced operations on November 25, 1991. The Fund seeks a combination of high current income and capital appreciation.
Note 2. Summary of Significant Accounting Policies
The Fund is an investment company and follows accounting and reporting guidance under Financial
Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment
Companies.” These financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the fiscal year. Actual amounts could differ from those estimates. The following summarizes the significant accounting policies of the Fund:
Security Valuation – Securities are valued at market prices using the last quoted trade or official closing price from the principal exchange where the security is traded, as provided by independent pricing services on each Fund business day. In the absence of a last trade, securities are valued at the mean of the last bid and ask price provided by the pricing service.
Pursuant to Rule 2a-5 under the Investment Company Act, the Trust’s Board of Trustees (the “Board”) has
designated the Adviser, as defined in Note 4, as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Fund’s compliance program and will review any changes made to the procedures.
The Adviser provides fair valuation inputs. In determining fair valuations, inputs may include market-based analytics that may consider related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant investment information. Adviser inputs may include an income-based approach in which the anticipated future cash flows of the investment are discounted in determining fair

Payson Total Return Fund
Notes to Financial Statements
March 31, 2023
11
value. Discounts may also be applied based on the nature or duration of any restrictions on the disposition of the investments. The Adviser performs regular reviews of valuation methodologies, key inputs and assumptions, disposition analysis and market activity.
Fair valuation is based on subjective factors and, as a result, the fair value price of an investment may differ from the security’s market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value (“NAV”) than a NAV determined by using market quotes.
GAAP has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical assets and liabilities.
Level 2 - Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by a pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities’ respective local market closes and the close of the U.S. market.
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The aggregate value by input level, as of March 31, 2023, for the Fund’s investments is included at the end of the Fund’s Schedule of Investments.
Security Transactions, Investment Income and Realized Gain and Loss – Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividend income is recorded at the fair market value of the securities received. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after determining the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholding taxes, which are accrued as applicable. Interest income is recorded on an accrual basis.
Premium is amortized to the next call date above par and discount is accreted to maturity using the effective interest method. Identified cost of investments sold is used to determine the gain and loss for both financial statement and federal income tax purposes.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2023
12
Distributions to Shareholders – Distributions to shareholders of net investment income, if any, are declared and paid quarterly. Distributions to shareholders of net capital gains and net foreign currency gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.
Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.
Federal Taxes – The Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended (“Code”), and to distribute all of its taxable income to shareholders. In addition, by distributing in each calendar year substantially all of its net investment income and capital gains, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required. The Fund files a
U.S. federal income and excise tax return as required. The Fund’s federal income tax returns are subject to examination by the Internal Revenue Service for a period of three fiscal years after they are filed. As of
March 31, 2023, there are no uncertain tax positions that would require financial statement recognition, de-
recognition or disclosure.
Income and Expense Allocation – The Trust accounts separately for the assets, liabilities and operations of each of its investment portfolios. Expenses that are directly attributable to more than one investment portfolio are allocated among the respective investment portfolios in an equitable manner.
Commitments and Contingencies – In the normal course of business, the Fund enters into contracts that provide general indemnifications by the Fund to the counterparty to the contract. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote. The Fund has determined that none of these arrangements requires disclosure on the
Fund’s balance sheet.
Note 3. Cash – Concentration in Uninsured Account
For cash management purposes, the Fund may concentrate cash with the Fund’s custodian. This typically results in cash balances exceeding the Federal Deposit Insurance Corporation (“FDIC”) insurance limits. As of March 31, 2023, the Fund had $809,755 at U.S. Bank, N.A. that exceeded the FDIC insurance limit.
Note 4. Fees and Expenses
Investment Adviser – H.M. Payson & Co. (the “Adviser”) is the investment adviser to the Fund. Pursuant to an investment advisory agreement, the Adviser receives an advisory fee, payable monthly, from the Fund at an annual rate of 0.60% of the Fund’s average daily net assets.

Payson Total Return Fund
Notes to Financial Statements
March 31, 2023
13
Distribution – Foreside Fund Services, LLC (the “Distributor”) acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Fund does not have a distribution (12b-1) plan;
accordingly, the Distributor does not receive compensation from the Fund for its distribution services. The
Adviser compensates the Distributor directly for its services. The Distributor is not affiliated with the Adviser or Atlantic Fund Administration, LLC, a wholly owned subsidiary of Apex US Holdings LLC (d/b/a Apex Fund
Services) (“Apex”) or their affiliates.
Other Service Providers – Apex provides fund accounting, fund administration, compliance and transfer agency services to the Fund. The fees related to these services are included in Fund services fees within the
Statement of Operations. Apex also provides certain shareholder report production and EDGAR conversion and filing services. Pursuant to an Apex Services Agreement, the Fund pays Apex customary fees for its services. Apex provides a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance
Officer and an Anti-Money Laundering Officer to the Fund, as well as certain additional compliance support functions.
Trustees and Officers – Each Independent Trustee’s annual retainer is $45,000 ($55,000 for the Chairman), and the Audit Committee Chairman receives an additional $2,000 annually. The Trustees and Chairman may receive additional fees for special Board meetings. Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his or her duties as a Trustee, including travel and related expenses incurred in attending Board meetings. The amount of Trustees’ fees attributable to the
Fund is disclosed in the Statement of Operations. Certain officers of the Trust are also officers or employees of the above named service providers, and during their terms of office received no compensation from the
Fund.
Note 5. Security Transactions
The cost of purchases and proceeds from sales of investment securities (including maturities), other than short-term investments, during the year ended March 31, 2023 were $155,026,735 and $119,387,412, respectively.
Note 6. Federal Income Tax
As of March 31, 2023, the cost of investments for federal income tax purposes is $174,400,145 and the components of net unrealized appreciation were as follows:
Gross Unrealized Appreciation
$ 67,343,025
Gross Unrealized Depreciation
(4,279,048)
Net Unrealized Appreciation
$ 63,063,977

Payson Total Return Fund
Notes to Financial Statements
March 31, 2023
14
Distributions paid during the fiscal years ended as noted were characterized for tax purposes as follows:
As of March 31, 2023 , distributable earnings (accumulated loss) on a tax basis were as follows:
The difference between components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to treatment of distributions payable.
As of March 31, 2023, the Fund had $197,778 of available short-term capital loss carryforwards that have no expiration date.
Note 7. Subsequent Events
Subsequent events occurring after the date of this report through the date these financial statements were issued have been evaluated for potential impact, and the Fund has had no such events. Management has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required.
2023 2022
Ordinary Income $ 2,742,855 $ 5,176,793
Long-Term Capital Gain 3,195,763 21,826,392
$ 5,938,618 $ 27,003,185
Undistributed Ordinary Income
$ 290,452
Capital and Other Losses
(197,778)
Unrealized Appreciation
63,063,977
Other Temporary Differences
(290,534)
Total
$ 62,866,117

Report of Independent Registered Public Accounting Firm
15
To the Shareholders of Payson Total Return Fund
and Board of Trustees of Forum Funds
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Forum Funds, comprising Payson Total Return Fund (the “Fund”), as of March 31, 2023, and the related statements of operations and changes in net assets, the related notes, and the financial highlights for the year then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2023, and the results of its operations, changes in net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.
The Fund’s financial statements and financial highlights for the years ended March 31, 2022, and prior, were audited by other auditors whose report dated May 26, 2022, expressed an unqualified opinion on those financial statements and financial highlights.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Report of Independent Registered Public Accounting Firm
16
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2023, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Fund’s auditor since 2023.
COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
May 30, 2023

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2023
17
Change in Independent Registered Public Accounting Firm
On March 9, 2023, BBD LLP (“BBD”) ceased to serve as the independent registered public accounting firm of the Fund, a series of Forum Funds. The Audit Committee of the Board of Directors approved the replacement of BBD as a result of Cohen & Company, Ltd.’s (“Cohen”) acquisition of BBD’s investment management group.
The reports of BBD on the financial statements of the Fund as of and for the fiscal years ended March
31, 2022 and March 31, 2021 did not contain an adverse opinion or a disclaimer of opinion, and were not qualified or modified as to uncertainties, audit scope or accounting principles. During the years ended March
31, 2022 and March 31, 2021, and during the subsequent interim period through March 9, 2023: (i) there were no disagreements between the Trust and BBD on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Fund for such years or interim period; and (ii) there were no
“reportable events,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of
1934, as amended.
The Trust requested that BBD furnish it with a letter addressed to the U.S. Securities and Exchange
Commission stating that it agrees with the above statements. A copy of such letter is filed as an exhibit to
Form N-CSR.
On March 17, 2023, the Audit Committee of the Board of Directors also recommended and approved the appointment of Cohen as the Fund’s independent registered public accounting firm for the fiscal year ending
March 31, 2023.
During the fiscal years ended March 31, 2022 and March 31, 2021, and during the subsequent interim period through March 9, 2023, neither the Trust, nor anyone acting on its behalf, consulted with Cohen on behalf of the of Fund regarding the application of accounting principles to a specified transaction (either completed or proposed), the type of audit opinion that might be rendered on the Fund’s financial statements, or any matter that was either: (i) the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K and the instructions thereto; or (ii) "reportable events," as defined in Item 304(a)(1)(v) of Regulation S-K.
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling (800) 805-
8258 and on the SEC website at www.sec.gov. The Fund’s proxy voting record for the most recent twelve-
month period ended June 30 is available, without charge and upon request, by calling (800) 805-8258 and on the SEC’s website at www.sec.gov.

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2023
18
Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available free of charge on the SEC’s website at
www.sec.gov.
Shareholder Expense Example
As a shareholder of the Fund , you incur ongoing costs, including management fees and other Fund expenses.
This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2023
19
Federal Tax Status of Dividends Declared during the Fiscal Year
For federal income tax purposes, dividends from short-term capital gains are classified as ordinary income.
The Fund designates 99.07 % of its income dividend distributed as qualifying for the corporate dividends received deduction (DRD) and 99.30 % for the qualified dividend rate (QDI) as defined in Section 1(h)(11)
of the Code. The Fund also designates 5.20 % as qualified interest income exempt from U.S. tax for foreign shareholders (QII). The Fund paid long-term capital gain dividends of $3,195,763.
Trustees and Officers of the Trust
The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for the shareholders. The following table provides information about each Trustee and certain officers of the Trust. Each Trustee and officer holds office until the person resigns, is removed or is replaced. Unless otherwise noted, the persons have held their principal occupations for more than five years. The address for all Trustees and officers is Three Canal Plaza, Suite 600, Portland,
Maine 04101. The Fund’s Statement of Additional Information includes additional information about the
Trustees and is available, without charge and upon request, by calling (800) 805-8258.
Beginning
Account Value
October 1, 2022
Ending
Account Value
March 31, 2023
Expenses
Paid During
Period*
Annualized
Expense
Ratio*
Actual $ 1,000.00 $ 1,128.40 $ 4.35 0.82%
Hypothetical (5% return before expenses) $ 1,000.00 $ 1,020.84 $ 4.13 0.82%
* Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182) divided by 365 to reflect the half-year period.

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2023
20
(1)
Jessica Chase is currently an interested person of the Trust, as defined in the 1940 Act, due to her affiliation with Apex Fund
Services and her role as President of the Trust. Apex Fund Services is a wholly owned subsidiary of Apex US Holdings LLC.
Name and Year
of Birth
Position with
the Trust
Length of
Time
Served
Principal
Occupation(s) During
Past Five Years
Number of
Series in Fund
Complex
Overseen By
Trustee
Other
Directorships
Held By Trustee
During Past Five
Years
Independent Trustees
David Tucker
Born: 1958
Trustee;
Chairman of the
Board
Since
2011 and
Chairman
since 2018
Director, Blue Sky Experience (a
charitable endeavor) since 2008;
Senior Vice President & General
Counsel, American Century
Companies (an investment
management firm) 1998-2008.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Mark D. Moyer
Born: 1959
Trustee;
Chairman of the
Audit Committee
Since 2018 Independent consultant providing
interim CFO services, principally
to non-profit organizations,
since 2021; Chief Financial
Officer, Freedom House (a NGO
advocating political freedom and
democracy) 2017-2021.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Jennifer Brown-
Strabley
Born: 1964
Trustee Since 2018 Principal, Portland Global Advisors
(a registered investment adviser)
1996-2010.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds
Interested Trustees
(1)
Jessica Chase
Born: 1970
Trustee Since 2018 Director, Apex Fund Services
since 2019; Senior Vice President,
Atlantic Fund Services 2008-2019.
1 Trustee, Forum
Funds II and U.S.
Global Investors
Funds

Payson Total Return Fund
Additional Information (Unaudited)
March 31, 2023
21
Name and Year of
Birth
Position
with the
Trust
Length of Time
Served
Principal Occupation(s)
During
Past Five Years
Officers
Jessica Chase
Born: 1970
President; Principal Executive
Officer
Since 2015 Director, Apex Fund Services since 2019;
Senior Vice President, Atlantic Fund
Services 2008-2019.
Karen Shaw
Born: 1972
Treasurer; Principal Financial
Officer
Since 2008 Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.
Zachary Tackett
Born: 1988
Vice President; Secretary
and Anti-Money Laundering
Compliance Officer
Since 2014 Senior Counsel, Apex Fund Services since
2019; Counsel, Atlantic Fund Services
2014-2019.
Carlyn Edgar
Born: 1963
Chief Compliance Officer and
Vice President
Chief Compliance
Officer 2008-2016 and
2021-current; Vice
President since 2008
Senior Vice President, Apex Fund
Services since 2019; Senior Vice
President, Atlantic Fund Services 2008-
2019.

800 805 8258 // hmpayson.com
FOR MORE INFORMATION
Payson Total Return Fund
P.O. Box 588
Portland, Maine 04112
(800) 805-8258 (toll free)
www.hmpayson.com
Transfer Agent
Apex Fund Services
P.O. Box 588
Portland, Maine 04112
www.apexgroup.com
Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101
www.foreside.com
Investment Company Act File No. 811-03023
This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management, and other information.
800 805 8258 // hmpayson.com
230-ANR-0323

ITEM 2. CODE OF ETHICS.
(a)

As of the end of the period covered by this report, Forum Funds (the “Registrant”) has adopted a code of ethics, which applies to its Principal Executive Officer and Principal Financial Officer (the “Code of Ethics”).

(c)

There have been no amendments to the Registrant’s Code of Ethics during the period covered by this report.

(d)

There have been no waivers to the Registrant’s Code of Ethics during the period covered by this report.

(e)

Not applicable.

(f) (1)  A copy of the Code of Ethics is being filed under Item 13(a) hereto.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The Board of Trustees has determined that Mr. Mark Moyer is an "audit committee financial expert" as that term is defined under applicable regulatory guidelines. Mr. Moyer is a non- “interested” Trustee (as defined in Section 2(a)(19) under the Investment Company Act of 1940, as amended (the “Act”)), and serves as Chairman of the Audit Committee.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) Audit Fees - The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant for the audit of the Registrant’s annual financial statements, or services that are normally provided by the principal accountant in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $79,300 in 2022 and $99,600 in 2023.

(b) Audit-Related Fees – The aggregate fees billed in the Reporting Periods for assurance and related services rendered by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item 4 were $0 in 2022 and $0 in 2023.

(c) Tax Fees - The aggregate fees billed in the Reporting Periods for professional services rendered by the principal accountant to the Registrant for tax compliance, tax advice and tax planning were $15,000 in 2022 and $18,600 in 2023. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

(d) All Other Fees - The aggregate fees billed in the Reporting Periods for products and services provided by the principal accountant to the Registrant, other than the services reported in paragraphs (a) through (c) of this Item, were $0 in 2022 and $0 in 2023.

(e) (1) The Audit Committee reviews and approves in advance all audit and “permissible non-audit services” (as that term is defined by the rules and regulations of the Securities and Exchange Commission) to be rendered to a series of the Registrant (each, a “Series”). In addition, the Audit Committee reviews and approves in advance all “permissible non-audit services” to be provided to an investment adviser (not including any sub-adviser) of a Series, or an affiliate of such investment adviser, that is controlling, controlled by or under common control with the investment adviser and provides on-going services to the Registrant (“Affiliate”), by the Series’ principal accountant if the engagement relates directly to the operations and financial reporting of the Series. The Audit Committee considers whether fees paid by a Series’ investment adviser or an Affiliate to the Series’ principal accountant for audit and permissible non-audit services are consistent with the principal accountant’s independence.

(e) (2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable

(g) The aggregate non-audit fees billed by the principal accountant for services rendered to the Registrant for the Reporting Periods were $0 in 2022 and $0 in 2023. There were no fees billed in either of the Reporting Periods for non-audit services rendered by the principal accountant to the Registrant’s investment adviser or any Affiliate.

(h) During the Reporting Period, the Registrant's principal accountant provided no non-audit services to the investment advisers or any entity controlling, controlled by or under common control with the investment advisers to the series of the Registrant to which this report relates.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.

(a)

Included as part of report to shareholders under Item 1.

(b)

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
The Registrant does not accept nominees to the board of trustees from shareholders.

ITEM 11. CONTROLS AND PROCEDURES
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.
 (b) There were no changes in the Registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

(a)(1)  Code of Ethics (Exhibit filed herewith)

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Act, and Section 302 of the Sarbanes-Oxley Act of 2002. (Exhibits filed herewith)

(a)(3)  Not applicable.

(a)(4) Change in Independent Registered Public Accounting Firm (Exhibit filed herewith)

(b)      Certifications pursuant to Rule 30a-2(b) of the Act, and Section 906 of the Sarbanes-Oxley Act of 2002. (Exhibit filed herewith)

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant              Forum Funds

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	July 7, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Zachary Tackett
Zachary Tackett, Principal Executive Officer

Date:	July 7, 2023

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	July 7, 2023